UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 and 811-21434

Name of Fund:    BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$2,910,022,428
Total Investments (Cost — $2,908,893,278) — 100.2%	2,910,022,428
Liabilities in Excess of Other Assets — (0.2)%	(6,903,621)

Net Assets — 100.0%	$2,903,118,807

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2013, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,910,022,428 and 88.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2013, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK BOND FUND, INC.	DECEMBER 31, 2013	1

Consolidated Schedule of Investments December 31, 2013 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 0.89%, 12/25/33 (a)	USD	581	$532,786
Series 2006-CW1, Class A2C, 0.31%, 7/25/36 (a)		1,460	1,095,725
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,192,645
Series 2012-2, Class C, 2.64%, 10/10/17		3,080	3,167,287
Series 2012-3, Class C, 2.42%, 5/08/18		2,880	2,931,290
Series 2012-4, Class B, 1.31%, 11/08/17		1,825	1,830,720
Series 2012-4, Class C, 1.93%, 8/08/18		2,865	2,884,998
Series 2012-5, Class C, 1.69%, 11/08/18		2,270	2,266,398
Series 2013-4, Class B, 1.66%, 9/10/18		1,280	1,284,431
Series 2013-4, Class C, 2.72%, 9/09/19		780	789,161
Series 2013-4, Class D, 3.31%, 10/08/19		1,830	1,855,668
Series 2013-5, Class B, 1.52%, 1/08/19		1,360	1,355,243
Series 2013-5, Class C, 2.29%, 11/08/19		725	725,020
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	3,482	4,827,011
Battalion CLO Ltd., Series 2013-4A, Class A1, 1.58%, 10/22/25 (a)(b)	USD	4,715	4,698,969
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.24%, 12/25/36 (a)		972	959,872
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.47%, 7/15/24 (a)(b)		2,090	2,050,708
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.22%, 11/20/24 (a)(b)		3,150	3,124,170
Capital Auto Receivables Asset Trust, Series 2013-1, Class B, 1.29%, 4/20/18		3,660	3,622,225
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.63%, 1/20/25 (a)(b)		13,730	13,693,615
Cavalry CLO II, Series 2A, Class B1, 2.24%, 1/17/24 (a)(b)		7,090	6,926,682
Cent CLO Ltd., Series 2013-19A, Class A1A, 1.57%, 10/29/25 (b)		5,055	5,020,626
Chesapeake Funding LLC:
Series 2012-1A, Class B, 1.77%, 11/07/23 (a)(b)		2,630	2,640,218
Series 2012-1A, Class C, 2.17%, 11/07/23 (a)(b)		1,690	1,696,545
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)		6,643	6,651,796

Asset-Backed Securities	Par (000)		Value
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (b)	USD	4,485	$4,490,546
Series 2013-BA, Class A3, 0.85%, 5/15/18 (b)		3,920	3,933,555
Series 2013-BA, Class A4, 1.27%, 3/15/19 (b)		2,710	2,724,150
Series 2013-BA, Class B, 1.78%, 6/17/19 (b)		1,240	1,247,047
Series 2013-BA, Class C, 2.24%, 9/16/19 (b)		1,285	1,292,190
Series 2013-BA, Class D, 2.89%, 10/15/20 (b)		1,260	1,266,931
CIFC Funding Ltd.:
Series 2012-3A, Class A1L, 1.64%, 1/29/25 (a)(b)		5,000	4,987,500
Series 2012-3A, Class A2L, 2.49%, 1/29/25 (a)(b)		4,480	4,455,292
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.79%, 9/25/33 (a)		672	632,245
Series 2004-5, Class A, 1.07%, 10/25/34 (a)		752	740,321
Series 2006-17, Class 2A2, 0.32%, 3/25/47 (a)		869	639,945
Credit Acceptance Auto Loan Trust:
Series 2012-2A, Class A, 1.52%, 3/16/20 (b)		4,165	4,176,699
Series 2013-1A, Class A, 1.21%, 10/15/20 (b)		2,580	2,581,788
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)		2,475	2,474,411
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.48%, 10/20/43 (a)(b)		3,656	3,465,981
DT Auto Owner Trust:
Series 2011-3A, Class C, 4.03%, 2/15/17 (b)		907	908,158
Series 2012-1A, Class B, 2.26%, 10/16/17 (b)		658	658,748
Series 2012-1A, Class C, 3.38%, 10/16/17 (b)		1,780	1,789,560
Series 2012-1A, Class D, 4.94%, 7/16/18 (b)		3,885	4,007,432
Series 2012-2A, Class B, 1.85%, 4/17/17 (b)		530	531,108
Series 2012-2A, Class C, 2.72%, 4/17/17 (b)		200	201,617
ECP CLO Ltd., Series 2012-4A, Class A1, 1.59%, 6/19/24 (a)(b)		4,910	4,899,738
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 0.39%, 4/25/33 (a)		6	6,055

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Consolidated Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD BRL CAD CHF ETF EUR EURIBOR FKA GBP INR JPY	Australian Dollar Brazilian Real Canadian Dollar Swiss Franc Exchange-Traded Fund Euro Euro Interbank Offered Rate Formerly Known As British Pound Indian Rupee Japanese Yen	LIBOR MXN OTC PLN RB SEK SPDR TBA TRY USD	London Interbank Offered Rate Mexican Peso Over-the-counter Polish Zloty Revenue Bonds Swedish Krona Standard & Poor’s Depositary Receipts To-be-announced Turkish Lira US Dollar

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class C, 1.67%, 1/15/16 (a)	USD	2,330	$2,330,976
Series 2012-1, Class D, 2.27%, 1/15/16 (a)		4,100	4,102,046
Series 2012-2, Class C, 2.86%, 1/15/19		1,030	1,056,477
Series 2012-2, Class D, 3.50%, 1/15/19		1,820	1,887,546
Series 2012-4, Class D, 2.09%, 9/15/16		3,710	3,731,852
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.23%, 3/25/36 (a)		27	16,021
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.47%, 10/28/24 (a)(b)		5,105	5,077,433
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)		3,135	3,155,691
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)		11,230	11,188,449
Series 2013-T1, Class B2, 1.74%, 1/16/46 (b)		1,000	1,001,300
Series 2013-T2, Class B2, 1.50%, 5/16/44 (b)		1,085	1,080,986
Series 2013-T3, Class A3, 1.79%, 5/15/46 (b)		16,230	15,879,432
Series 2013-T4, Class AT4, 1.18%, 8/15/44 (b)		7,545	7,535,946
Series 2013-T5, Class AT5, 1.98%, 8/15/46 (b)		2,895	2,896,447
Series 2013-T6, Class AT6, 1.29%, 9/15/44 (b)		5,610	5,606,634
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18		2,555	2,622,672
ING Investment Management CLO Ltd., Series 2012-2A, Class A, 1.77%, 10/15/22 (a)(b)		2,850	2,850,672
ING Investment Management Co., Series 2013-3A, Class A1, 1.69%, 1/18/26 (b)		5,900	5,900,000
Jamestown CLO I Ltd., Series 2012-1A, Class A1, 1.67%, 11/05/24 (b)		500	500,000
JG Wentworth XX LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (b)		9,497	10,594,957
JG Wentworth XXI LLC, Series 2010-2A, Class A, 4.07%, 1/15/48 (b)		1,722	1,810,912
JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (b)		3,520	3,660,469
KKR Financial CLO Corp., Series 2007-AA, Class A, 0.99%, 10/15/17 (a)(b)		6,054	6,023,421
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.39%, 7/15/25 (a)(b)		4,515	4,425,763
Lehman XS Trust, Series 2007-1, Class 2A1, 5.82%, 2/25/37 (a)		6,452	5,637,979
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.77%, 12/25/34 (a)		820	768,286
Nationstar Mortgage Advance Receivables Trust:
Series 2013-T1A, Class A1, 1.08%, 6/20/44 (b)		9,115	9,111,874
Series 2013-T2A, Class A2, 1.68%, 6/20/46 (b)		12,970	12,934,047
Nelnet Student Loan Trust:
Series 2006-1, Class A5, 0.35%, 8/23/27 (a)		6,505	6,350,129
Series 2008-3, Class A4, 1.89%, 11/25/24 (a)		5,600	5,818,316
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.43%, 6/25/35 (a)		2,247	2,241,113

Asset-Backed Securities	Par (000)		Value
North Westerly CLO BV, Series IV-X, Class A-1, 1.00%, 1/15/26 (a)	USD	2,500	$3,430,664
Northwoods Capital Corp./Northwoods Capital Ltd.:
Series 2012-9A, Class A, 1.69%, 1/18/24 (a)(b)		4,300	4,289,250
Series 2012-9A, Class B1, 2.52%, 1/18/24 (a)(b)		4,090	4,090,000
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.39%, 7/17/25 (a)(b)		5,195	5,113,439
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.68%, 8/23/24 (a)(b)		5,315	5,267,165
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.81%, 7/25/33 (a)		1,347	1,242,133
OZLM Funding Ltd.:
Series 2012-2A, Class A1, 1.75%, 10/30/23 (a)(b)		7,530	7,526,235
Series 2013-4A, Class A1, 1.47%, 7/22/25 (a)(b)		8,895	8,682,195
PFS Financing Corp., Series 2012-AA, Class A, 1.37%, 2/15/16 (a)(b)		5,830	5,833,824
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (b)		3,809	3,818,537
Series 2013-1A, Class A3, 1.33%, 5/15/19 (b)		2,470	2,466,162
RAAC Trust, Series 2005-SP2, Class 2A, 0.47%, 6/25/44 (a)		4,593	3,557,403
Race Point CLO Ltd., Series 2012-7A, Class A, 1.66%, 11/08/24 (b)		500	500,000
RASC Trust, Series 2003-KS5, Class AIIB, 0.75%, 7/25/33 (a)		625	519,254
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)		1,639	1,640,088
Series 2012-1, Class C, 3.78%, 11/15/17-10/15/19 (b)		4,510	4,658,531
Series 2012-3, Class B, 1.94%, 12/15/16-3/15/18		10,090	10,178,273
Series 2012-4, Class C, 2.94%, 12/15/17		4,600	4,734,113
Series 2012-5, Class B, 1.56%, 8/15/18		4,090	4,117,726
Series 2012-5, Class C, 2.70%, 8/15/18		1,950	2,003,065
Series 2012-6, Class B, 1.33%, 5/15/17-3/15/18		12,265	12,296,872
Series 2012-AA, Class B, 1.21%, 10/16/17 (b)		9,060	9,068,607
Series 2012-AA, Class C, 1.78%, 11/15/18 (b)		17,345	17,298,325
Series 2013-3, Class B, 1.19%, 5/15/18		8,000	7,964,552
Series 2013-4, Class B, 2.16%, 1/15/20		4,610	4,676,693
Series 2013-4, Class C, 3.25%, 1/15/20		3,890	3,996,298
Series 2013-4, Class E, 4.67%, 1/15/20 (b)		8,250	8,470,671
Series 2013-5, Class B, 1.55%, 10/15/18		10,500	10,482,969
Series 2013-5, Class C, 2.25%, 6/17/19		4,970	4,953,008
Series 2013-A, Class B, 1.89%, 10/15/19 (b)		5,810	5,847,649
Series 2013-A, Class C, 3.12%, 10/15/19 (b)		2,250	2,307,620
Series 2012-1, Class B, 2.72%, 5/16/16		2,260	2,285,086
Series 2012-2, Class C, 3.20%, 2/15/18		6,490	6,670,110
Series 2012-3, Class C, 3.01%, 4/16/18		8,515	8,762,880

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.45%, 4/25/35 (a)	USD	317	$309,998
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)		3,966	3,970,747
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.41%, 7/15/36 (a)		9,515	9,383,912
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30		4,459	4,346,375
Series 2004-B, Class A2, 0.44%, 6/15/21 (a)		3,880	3,833,920
Series 2005-B, Class A2, 0.42%, 3/15/23 (a)		3,092	3,024,314
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,420	1,481,049
Series 2011-C, Class A2B, 4.54%, 10/17/44 (b)		4,120	4,425,700
Series 2012-A, Class A1, 1.57%, 8/15/25 (a)(b)		2,151	2,171,855
Series 2012-A, Class A2, 3.83%, 1/17/45 (b)		7,470	7,750,954
Series 2012-B, Class A2, 3.48%, 10/15/30 (b)		730	762,476
Series 2012-C, Class A1, 1.27%, 8/15/23 (a)(b)		5,837	5,869,893
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		10,125	10,470,414
Series 2012-D, Class A2, 2.95%, 2/15/46 (b)		12,220	12,465,060
Series 2012-E, Class A1, 0.92%, 10/16/23 (a)(b)		4,103	4,105,277
Series 2013-A, Class A1, 0.77%, 8/15/22 (b)		2,225	2,221,324
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		16,655	16,154,484
Series 2013-A, Class A2B, 1.22%, 5/17/27 (a)(b)		11,170	11,016,870
Series 2013-B, Class A1, 0.82%, 7/15/22 (a)(b)		7,097	7,093,384
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		16,210	15,632,519
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.99%, 12/15/25 (a)(b)		8,430	8,359,416
Series 2008-5, Class A4, 1.94%, 7/25/23 (a)		8,155	8,524,952
Series 2013-6, Class A3, 0.82%, 6/26/28		8,215	8,215,197
Series 2013-C, Class A1, 1.02%, 2/15/22 (a)(b)		7,849	7,870,871
Series 2013-C, Class A2A, 3.13%, 10/15/31 (b)		6,190	6,255,236
Sound Point CLO Ltd., Series 2013-3A, Class A, 1.65%, 1/21/26 (b)		1,865	1,865,000
SpringCastle America Funding LLC, Series 2013-1A, Class A, 3.75%, 4/03/21 (b)		14,416	14,443,287
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)		1,009	982,498
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.47%, 1/25/35 (a)		1,742	1,592,450

Asset-Backed Securities	Par (000)		Value
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.75%, 7/17/24 (a)(b)	USD	13,740	$13,670,915
Series 2012-1A, Class A2, 2.64%, 7/17/24 (a)(b)		2,600	2,571,760
World Financial Network Credit Card Master Trust:
Series 2012-C, Class A, 2.23%, 8/15/22		8,570	8,493,179
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,033,378
Series 2012-C, Class C, 4.55%, 8/15/22		5,030	5,247,809
Series 2012-D, Class A, 2.15%, 4/17/23		11,030	10,733,900
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,451,157
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,633,056
Total Asset-Backed Securities — 21.5%			703,916,655

Common Stocks		Shares
Containers & Packaging — 0.0%
Smurfit Kappa Group PLC		23,700	583,289

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)	USD	2,254	2,337,335
7.38%, 7/15/39 (b)		150	140,706
6.25%, 1/15/40 (b)		2,560	2,166,541

			4,644,582
Airlines — 0.3%
Scandinavian Airlines System Denmark-Norway-Sweden:
9.65%, 6/16/14	EUR	800	1,133,581
10.50%, 6/16/14	SEK	1,000	160,141
United Continental Holdings, Inc.:
8.00%, 7/15/24		5,520	5,478,600
Series B, 6.00%, 7/15/28		1,815	1,542,750

			8,315,072
Auto Components — 0.2%
AA Bond Co. Ltd., 6.27%, 7/02/43	GBP	440	780,858
FTE Verwaltungs GmbH, 9.00%, 7/15/20	EUR	520	783,326
GKN Holdings PLC, 5.38%, 9/19/22	GBP	500	859,917
Plastic Omnium SA, 2.88%, 5/29/20	EUR	2,000	2,692,915
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		1,747	2,528,331
Valeo SA, 5.75%, 1/19/17		100	155,024

			7,800,371
Automobiles — 0.2%
General Motors Co.:
4.88%, 10/02/23 (b)	USD	2,765	2,799,563
6.25%, 10/02/43 (b)		1,565	1,625,644
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	610	1,143,977

			5,569,184

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Beverages — 0.1%
Anheuser-Busch InBev NV, 4.00%, 9/24/25	GBP	100	$163,917
Davide Campari-Milano SpA, 4.50%, 10/25/19	EUR	100	145,548
PepsiCo, Inc., 3.60%, 8/13/42	USD	2,895	2,382,895
SABMiller Holdings, Inc., 1.88%, 1/20/20	EUR	100	135,329

			2,827,689
Biotechnology — 0.2%
Amgen, Inc.:
5.15%, 11/15/41	USD	1,995	1,987,591
5.65%, 6/15/42		3,525	3,733,102

			5,720,693
Building Products — 0.0%
Imerys SA, 2.50%, 11/26/20	EUR	600	816,738
Capital Markets — 1.3%
The Bank of New York Mellon Corp., 2.10%, 1/15/19	USD	6,610	6,551,832
Credit Suisse AG, 5.75%, 9/18/25 (a)	EUR	1,005	1,479,364
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		2,575	2,702,411
4.38%, 3/16/17		50	74,682
2.63%, 8/19/20		65	89,357
5.75%, 1/24/22	USD	2,001	2,252,502
3.63%, 1/22/23		4,075	3,946,038
1.84%, 11/29/23		6,700	6,803,676
Morgan Stanley:
3.45%, 11/02/15		8,449	8,794,615
3.80%, 4/29/16		2,620	2,771,515
5.00%, 11/24/25		7,315	7,336,872
UBS AG, 4.75%, 5/22/23 (a)		1,340	1,337,722

			44,140,586
Chemicals — 0.8%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	185	261,822
INEOS Finance PLC, 7.50%, 5/01/20 (b)	USD	565	619,381
LYB International Finance BV, 5.25%, 7/15/43		43	43,225
LyondellBasell Industries NV, 5.00%, 4/15/19		17,722	19,682,425
Momentive Performance Materials, Inc., 8.88%, 10/15/20		2,035	2,141,837
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		2,355	2,405,044
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (b)		630	671,738

			25,825,472
Commercial Banks — 2.4%
Abbey National Treasury Services PLC, 2.63%, 7/16/20	EUR	1,810	2,501,281
ABN AMRO Bank NV:
3.63%, 10/06/17		70	103,918
7.13%, 7/06/22		200	330,318
2.50%, 9/05/23		100	138,978
2.50%, 11/29/23		100	131,831
AIB Mortgage Bank, 2.63%, 7/28/17		1,260	1,771,079
Banca Monte dei Paschi di Siena SpA, 4.88%, 9/15/16		1,018	1,473,305
Banco de Sabadell SA, 2.60%, 12/05/16		100	137,102
Banco Santander SA, 3.25%, 2/17/15		2,100	2,959,472
Bank of Ireland Mortgage Bank:
1.88%, 5/13/17		100	137,842
3.63%, 10/02/20		420	601,281

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
Bankinter SA, 3.88%, 10/30/15	EUR	1,550	$2,227,232
Banque Federative du Credit Mutuel SA:
2.00%, 9/19/19		100	136,648
2.63%, 2/24/21		100	138,920
Barclays Bank PLC:
6.00%, 1/14/21		50	77,889
6.63%, 3/30/22		930	1,505,777
7.63%, 11/21/22	USD	226	240,690
BNP Paribas SA:
1.38%, 11/21/18	EUR	74	100,277
2.88%, 9/26/23		100	139,018
BPCE SA, 4.63%, 7/18/23		100	144,597
CaixaBank SA:
4.50%, 11/22/16		1,200	1,705,489
3.13%, 5/14/18		1,700	2,396,979
Caja Rural de Navarra, Sociedad Cooperativa de Crédito Ltd., 2.88%, 6/11/18		1,400	1,963,355
Commerzbank AG, 7.75%, 3/16/21		900	1,423,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.75%, 11/09/20		50	70,796
4.00%, 1/11/22		1,010	1,521,635
3.88%, 7/25/23		1,670	2,299,824
5.75%, 12/01/43	USD	1,145	1,213,798
DEPFA Bank PLC, 0.98%, 12/15/15	EUR	257	311,129
HBOS PLC, 4.88%, 3/20/15		50	71,381
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	15,610	15,863,663
HSBC Holdings PLC, 3.38%, 1/10/24 (a)	EUR	100	140,095
ING Bank NV:
3.50%, 11/21/23		719	986,843
4.13%, 11/21/23	USD	596	593,282
Intesa Sanpaolo SpA, 3.00%, 1/28/19	EUR	2,020	2,796,701
Kutxabank SA, 3.00%, 2/01/17		1,400	1,998,316
Lloyds Bank PLC:
5.38%, 9/03/19		200	325,519
6.50%, 3/24/20		1,848	2,944,818
Nordea Bank AB:
4.50%, 3/26/20		100	149,745
4.00%, 6/29/20		100	152,634
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	USD	1,950	1,963,884
Santander International Debt SAU, 4.63%, 3/21/16	EUR	200	293,706
Santander UK PLC, 5.00%, 11/07/23 (b)	USD	275	276,023
Société Générale SA, 4.75%, 3/02/21	EUR	100	160,390
Svenska Handelsbanken AB:
3.00%, 11/20/20	GBP	645	1,048,878
2.63%, 8/23/22	EUR	180	249,818
UniCredit SpA:
2.30%, 12/16/16		100	138,760
5.75%, 10/28/25		2,360	3,302,786
Unione di Banche Italiane SCPA, 2.75%, 4/28/17		100	138,252
US Bancorp, 1.95%, 11/15/18	USD	6,344	6,309,977
Wachovia Corp., 4.38%, 11/27/18	EUR	100	150,374
Wells Fargo & Co.:
1.50%, 7/01/15		2,575	2,611,210
2.15%, 1/15/19		2,358	2,350,615
2.25%, 9/03/20		100	137,282
2.25%, 5/02/23	USD	1,835	2,435,206
5.38%, 11/02/43		2,140	2,191,373

			77,685,126

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 0.2%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	300	$446,760
GCL Holdings SCA, 9.38%, 4/15/18		290	430,871
IVS F. SpA, 7.13%, 4/01/20		1,957	2,773,022
La Financiere Atalian SA, 7.25%, 1/15/20		300	437,177
Univeg Holding BV, 7.88%, 11/15/20		805	1,104,674
Verisure Holding AB, 8.75%, 12/01/18		300	446,760

			5,639,264
Construction & Engineering — 0.1%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (b)	USD	3,006	3,076,624
Containers & Packaging — 0.2%
Ardagh Glass Finance PLC, 8.75%, 2/01/20	EUR	171	249,360
Ardagh Packaging Finance PLC, 9.25%, 10/15/20		146	218,428
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21	USD	3,120	3,361,800
Rock Tenn Co., 4.00%, 3/01/23		1,550	1,480,391

			5,309,979
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17		3,926	4,210,635
Diversified Financial Services — 3.1%
Annington Finance No. 4 PLC, 1.49%, 1/10/23 (a)	GBP	2,297	3,622,856
AyT Cedulas Cajas Global:
4.00%, 3/21/17	EUR	1,600	2,292,638
4.25%, 6/14/18		400	574,270
4.00%, 3/24/21		800	1,093,432
AyT Cedulas Cajas X Fondo de Titulizacion:
0.36%, 6/30/15 (a)		500	670,692
3.75%, 6/30/25		600	724,769
AyT Cedulas Cajas XXIII Fondo de Titulizacion de Activos, 4.75%, 6/15/16		2,300	3,353,260
Bank of America Corp.:
3.70%, 9/01/15		10,305	10,771,930
2.60%, 1/15/19		4,178	4,196,442
2.50%, 7/27/20		120	165,687
3.30%, 1/11/23	USD	14,870	14,070,990
4.10%, 7/24/23		12,465	12,517,889
BP Capital Markets PLC, 2.75%, 5/10/23		5,385	4,917,022
BPE Financiaciones SA, 2.88%, 5/19/16	EUR	1,700	2,348,762
Cedulas TDA:
4.13%, 11/29/19		300	423,500
4.25%, 3/28/27		100	121,205
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25		900	1,098,889
4.25%, 4/10/31		1,100	1,266,612
Cedulas TDA 7 Fondo de Titulizacion de Activos, 3.50%, 6/20/17		100	139,449
Citigroup, Inc.:
4.45%, 1/10/17	USD	1,950	2,113,408
7.38%, 9/04/19	EUR	50	87,536
3.38%, 3/01/23	USD	3,595	3,417,101
Deutsche Pfandbriefbank AG, 2.96%, 9/11/17	EUR	1,900	2,648,434
EC Finance PLC, 9.75%, 8/01/17		329	493,215
Ford Motor Credit Co. LLC:
5.00%, 5/15/18	USD	5,197	5,788,985
4.38%, 8/06/23		1,746	1,755,357
GE Capital European Funding, 5.38%, 1/23/20	EUR	100	161,463

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co.:
4.75%, 3/01/15	USD	5,150	$5,388,038
2.63%, 4/23/21	EUR	100	138,964
3.25%, 9/23/22	USD	2,721	2,607,591
3.20%, 1/25/23		1,315	1,246,654
JPMorgan Chase Bank NA, 4.38%, 11/30/21 (a)	EUR	200	287,006
Merck Financial Services GmbH, 4.50%, 3/24/20		85	133,229
Nationwide Building Society, 4.13%, 3/20/23 (a)		1,749	2,496,010
Novus USA Trust, 1.54%, 2/28/14 (a)(b)	USD	6,940	6,948,650
Pohjola Bank PLC, 1.75%, 8/29/18	EUR	100	137,513

			100,219,448
Diversified Telecommunication Services — 2.6%
AT&T Inc., 2.35%, 11/27/18	USD	3,360	3,362,883
Deutsche Telekom International Finance BV, 5.75%, 3/23/16		75	82,347
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		4,072	4,397,760
Koninklijke KPN NV, 6.50%, 1/15/16	EUR	100	152,150
Level 3 Financing, Inc., 8.13%, 7/01/19	USD	4,474	4,899,030
TDC A/S, 4.38%, 2/23/18	EUR	120	182,167
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	709	641,645
6.00%, 9/30/34		595	515,419
7.72%, 6/04/38		400	400,000
Telecom Italia Finance SA:
6.13%, 11/15/16	EUR	3,400	4,879,928
7.75%, 1/24/33		730	1,100,403
Telecom Italia SpA:
4.50%, 9/20/17		100	143,994
5.88%, 5/19/23	GBP	650	1,032,086
Telefonica Emisiones SAU, 4.97%, 2/03/16	EUR	100	147,801
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24		400	585,087
Telstra Corp. Ltd., 2.50%, 9/15/23		100	133,670
Verizon Communications, Inc.:
3.65%, 9/14/18	USD	14,695	15,555,598
4.50%, 9/15/20		2,820	3,018,996
5.15%, 9/15/23		6,716	7,210,915
3.85%, 11/01/42		15,141	12,367,229
6.55%, 9/15/43		20,393	23,858,974
Ziggo BV, 3.63%, 3/27/20	EUR	1,069	1,470,629

			86,138,711
Electric Utilities — 1.0%
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18	USD	1,199	1,516,548
5.95%, 12/15/36		2,225	2,265,580
Duke Energy Carolinas LLC, 4.25%, 12/15/41		4,015	3,738,447
Duke Energy Florida, Inc., 6.40%, 6/15/38		2,716	3,348,692
Enel SpA, 5.25%, 6/20/17	EUR	130	198,683
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	USD	7,690	8,170,625
Georgia Power Co., 3.00%, 4/15/16		9,205	9,595,136
Iberdrola International BV:
4.50%, 9/21/17	EUR	100	151,469
3.00%, 1/31/22		100	137,694
Jersey Central Power & Light Co., 7.35%, 2/01/19	USD	2,730	3,223,873
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		25	29,039
SSE PLC, 2.38%, 2/10/22	EUR	100	135,730

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Zapadoslovenska Energetika AS, 2.88%, 10/14/18	USD	765	$1,073,831

			33,585,347
Electrical Equipment — 0.0%
Trionista Holdco GmbH, 5.00%, 4/30/20		406	571,383
Trionista TopCo GmbH, 6.88%, 4/30/21		198	287,780

			859,163
Energy Equipment & Services — 1.1%
Transocean, Inc.:
5.05%, 12/15/16		5,840	6,451,279
2.50%, 10/15/17		8,495	8,584,996
6.00%, 3/15/18		12,258	13,746,685
6.50%, 11/15/20		3,925	4,482,115
6.80%, 3/15/38		2,125	2,365,153

			35,630,228
Food & Staples Retailing — 0.2%
Co-operative Group Holdings, 7.50%, 7/08/26 (c)	GBP	770	1,303,777
CVS Caremark Corp., 5.30%, 12/05/43	USD	811	838,706
Wal-Mart Stores, Inc., 4.00%, 4/11/43		3,182	2,831,926
WM Treasury PLC, 4.63%, 12/03/42	GBP	1,140	1,837,011

			6,811,420
Food Products — 0.2%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20		270	487,357
Louis Dreyfus Commodities BV, 3.88%, 7/30/18	EUR	100	140,479
Unilever NV, 1.75%, 8/05/20		105	141,985
WM Wrigley Jr. Co., 2.90%, 10/21/19 (b)	USD	5,642	5,595,358

			6,365,179
Gas Utilities — 0.0%
Snam SpA, 3.88%, 3/19/18	EUR	110	163,568
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 2.65%, 10/01/18	USD	7,830	7,883,267
Edwards Lifesciences Corp., 2.88%, 10/15/18		6,037	6,001,768

			13,885,035
Health Care Providers & Services — 0.8%
Coventry Health Care, Inc., 5.45%, 6/15/21		3,862	4,296,958
HCA, Inc., 7.25%, 9/15/20		3,925	4,278,250
IDH Finance PLC, 6.00%, 12/01/18	GBP	309	516,808
Priory Group No. 3 PLC, 7.00%, 2/15/18		360	627,442
Tenet Healthcare Corp., 4.75%, 6/01/20	USD	1,977	1,937,460
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,670	1,649,394
Voyage Care BondCo PLC, 11.00%, 2/01/19	GBP	1,800	3,256,441
WellPoint, Inc.:
1.88%, 1/15/18	USD	4,895	4,840,230
2.30%, 7/15/18		3,768	3,738,097

			25,141,080
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		1,009	1,009,779
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	348	507,470
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	280	499,380
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	1,575	2,369,867
Lottomatica Group SpA, 3.50%, 3/05/20		1,300	1,851,734
			6,238,230

Corporate Bonds	Par (000)		Value
Household Durables — 0.2%
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	USD	3,615	$3,881,606
Magnolia BC SA, 9.00%, 8/01/20	EUR	125	180,045
Together Housing Finance PLC, 4.50%, 12/17/42	GBP	1,185	1,875,419

			5,937,070
Insurance — 1.9%
Achmea BV:
2.50%, 11/19/20	EUR	975	1,329,564
6.00%, 4/04/43 (a)		1,122	1,667,024
Allianz Finance II BV, 5.75%, 7/08/41		2,000	3,085,459
American International Group, Inc.:
3.80%, 3/22/17	USD	8,228	8,786,673
5.45%, 5/18/17		4,250	4,750,310
3.38%, 8/15/20		6,390	6,427,164
4.13%, 2/15/24		3,588	3,567,200
BUPA Finance PLC, 5.00%, 4/25/23	GBP	820	1,337,888
Cloverie PLC for Zurich Insurance Co. Ltd., 7.50%, 7/24/39 (a)	EUR	800	1,313,466
Genworth Holdings, Inc., 4.90%, 8/15/23	USD	896	895,556
Manulife Financial Corp., 3.40%, 9/17/15		3,265	3,398,633
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		1,600	1,633,160
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (a)	EUR	900	1,432,060
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	8,759	9,333,958
7.38%, 6/15/19		3,780	4,640,657
5.38%, 6/21/20		2,135	2,412,791
Scottish Widows PLC, 5.60%, 6/16/23	GBP	1,385	2,296,206
Swiss Reinsurance Co via ELM BV, 5.25% (a)(d)	EUR	100	143,781
XLIT Ltd.:
2.30%, 12/15/18	USD	1,674	1,644,184
5.25%, 12/15/43		764	769,117

			60,864,851
Internet Software & Services — 0.0%
Adria Bidco BV, 7.88%, 11/15/20	EUR	265	367,114
IT Services — 0.3%
Amadeus Capital Markets SA, 4.88%, 7/15/16		100	149,836
APX Group, Inc., 6.38%, 12/01/19	USD	2,282	2,316,230
Cerved Group SpA, 8.00%, 1/15/21	EUR	300	436,442
International Business Machines Corp., 3.38%, 8/01/23	USD	5,570	5,426,873

			8,329,381
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., 6.00%, 3/01/20		4,065	4,670,770
Thermo Fisher Scientific, Inc.:
2.40%, 2/01/19		5,679	5,626,134
5.30%, 2/01/44		435	439,861

			10,736,765
Media — 2.6%
CBS Corp.:
4.63%, 5/15/18		1,825	1,978,446
8.88%, 5/15/19		3,530	4,513,211
5.75%, 4/15/20		1,450	1,627,660
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		4,844	4,946,935
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,285	3,164,899

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Comcast Corp.:
5.88%, 2/15/18	USD	6,510	$7,466,931
4.65%, 7/15/42		7,185	6,686,390
COX Communications, Inc.:
8.38%, 3/01/39 (b)		6,180	7,494,943
4.70%, 12/15/42 (b)		2,159	1,813,184
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/01/21		4,535	4,764,058
3.80%, 3/15/22		2,575	2,473,638
5.15%, 3/15/42		3,905	3,507,088
Eutelsat SA, 3.13%, 10/10/22	EUR	1,800	2,442,929
Lynx I Corp., 6.00%, 4/15/21	GBP	310	527,464
Mediaset SpA, 5.13%, 1/24/19	EUR	745	1,056,803
NBCUniversal Media LLC:
5.15%, 4/30/20	USD	3,598	4,021,650
4.45%, 1/15/43		3,417	3,061,031
Odeon & UCI Finco PLC, 9.00%, 8/01/18	GBP	172	287,673
SES Global Americas Holdings GP, 1.88%, 10/24/18	EUR	100	136,679
SES SA, 4.63%, 3/09/20		70	107,940
Time Warner Cable, Inc.:
8.75%, 2/14/19	USD	5,197	6,199,200
8.25%, 4/01/19		12,560	14,714,103
Unitymedia KabelBW GmbH, 9.50%, 3/15/21	EUR	340	543,004
WPP Finance 2013, 3.00%, 11/20/23		100	136,234

			83,672,093
Metals & Mining — 0.7%
ArcelorMittal, 6.13%, 6/01/18	USD	16	17,560
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23		5,284	5,306,922
5.00%, 9/30/43		2,075	2,109,738
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	300	431,284
Novelis, Inc., 8.75%, 12/15/20	USD	6,865	7,637,313
Steel Dynamics, Inc., 6.38%, 8/15/22		1,345	1,452,600
Teck Resources Ltd., 5.40%, 2/01/43		2,005	1,828,853
ThyssenKrupp AG, 4.00%, 8/27/18	EUR	1,770	2,546,969
Xstrata Finance Dubai Ltd., 1.75%, 5/19/16		135	187,411

			21,518,650
Multi-Utilities — 0.2%
Dominion Gas Holdings LLC, 4.80%, 11/01/43 (b)	USD	430	415,743
Dominion Resources, Inc., 1.95%, 8/15/16		6,505	6,612,638

			7,028,381
Oil, Gas & Consumable Fuels — 3.3%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		1,345	1,297,925
Apache Corp.:
4.75%, 4/15/43		1,320	1,280,329
4.25%, 1/15/44		2,375	2,135,287
CONSOL Energy, Inc., 8.25%, 4/01/20		549	594,293
Energy Transfer Partners LP, 4.15%, 10/01/20		8,940	9,070,354
Enterprise Products Operating LLC, 4.45%, 2/15/43		2,480	2,190,624
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 5/01/20		1,525	1,759,469
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		1,260	1,356,075
Galp Energia SGPS SA, 4.50%, 1/25/19		1,000	1,399,613
IVG Finance BV, 1.75%, 3/29/17	EUR	2,000	2,246,251
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	USD	7,780	7,526,924

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Laredo Petroleum, Inc.:
9.50%, 2/15/19	USD	1,925	$2,151,187
7.38%, 5/01/22		655	710,675
Linn Energy LLC/Linn Energy Finance Corp., 7.00%, 11/01/19 (b)		3,995	4,034,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23		1,105	1,035,938
MEG Energy Corp., 6.50%, 3/15/21 (b)		910	957,775
Murphy Oil Corp., 3.70%, 12/01/22		2,953	2,728,587
Noble Energy, Inc.:
8.25%, 3/01/19		2,730	3,393,243
4.15%, 12/15/21		2,840	2,920,227
6.00%, 3/01/41		3,070	3,282,677
5.25%, 11/15/43		3,520	3,517,124
Noble Holding International Ltd., 5.25%, 3/15/42		1,845	1,770,244
Peabody Energy Corp., 6.00%, 11/15/18		614	653,910
Repsol International Finance BV, 2.63%, 5/28/20	EUR	100	135,655
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21 (b)	USD	4,005	3,914,887
5.63%, 4/15/23 (b)		1,053	984,555
Sabine Pass LNG LP:
7.50%, 11/30/16		5,000	5,650,000
6.50%, 11/01/20		1,225	1,270,938
Schlumberger Investment SA, 3.65%, 12/01/23		2,140	2,121,367
Shell International Finance BV:
2.00%, 11/15/18		5,814	5,809,570
4.55%, 8/12/43		5,501	5,365,362
Total Capital International SA, 3.70%, 1/15/24		5,575	5,512,415
TransCanada PipeLines Ltd., 3.75%, 10/16/23		2,540	2,475,631
Western Gas Partners LP:
5.38%, 6/01/21		5,302	5,680,027
4.00%, 7/01/22		2,516	2,401,323
The Williams Cos., Inc.:
7.88%, 9/01/21		1,899	2,189,758
3.70%, 1/15/23		8,315	7,257,399

			108,782,568
Paper & Forest Products — 0.5%
International Paper Co., 4.75%, 2/15/22		13,786	14,453,532
Mondi Finance PLC, 5.75%, 4/03/17	EUR	1,150	1,775,770

			16,229,302
Pharmaceuticals — 0.4%
AbbVie, Inc., 4.40%, 11/06/42	USD	3,895	3,632,765
Actavis, Inc., 4.63%, 10/01/42		3,865	3,516,377
Bristol-Myers Squibb Co., 4.50%, 3/01/44		4,623	4,428,099
Sanofi, 2.50%, 11/14/23	EUR	100	135,580
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21	USD	2,170	2,128,379
UCB SA, 4.13%, 1/04/21	EUR	50	70,515

			13,911,715
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19		326	485,157
Real Estate Investment Trusts (REITs) — 0.2%
Gecina SA, 2.88%, 5/30/23		800	1,048,217
GELF Bond Issuer I SA, 3.13%, 4/03/18		1,795	2,541,447
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18 (b)	USD	226	231,085
4.88%, 11/01/20 (b)		355	355,000
ICADE, 3.38%, 9/29/23	EUR	100	139,489
ProLogis LP, 3.00%, 1/18/22		100	135,540
Unibail-Rodamco SE, 2.38%, 2/25/21		210	286,561

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP/Ventas Capital Corp., 2.70%, 4/01/20	USD	1,302	$1,244,974

			5,982,313
Real Estate Management & Development — 0.1%
Grainger PLC, 5.00%, 12/16/20	GBP	810	1,361,446
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		487	840,726
Series A4, 5.66%, 6/30/27		1,545	2,508,030

			4,710,202
Road & Rail — 0.0%
Burlington Northern Santa Fe LLC, 3.00%, 3/15/23	USD	1,440	1,341,016
Software — 0.1%
First Data Corp., 7.38%, 6/15/19 (b)		2,290	2,444,575
Microsoft Corp., 2.13%, 12/06/21	EUR	100	136,427
Oracle Corp., 3.63%, 7/15/23	USD	295	292,630
SAP AG, 2.13%, 11/13/19	EUR	100	137,892

			3,011,524
Specialty Retail — 0.3%
DFS Furniture Holdings PLC, 7.63%, 8/15/18	GBP	278	491,688
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	1,760	1,804,000
House of Fraser Funding PLC, 8.88%, 8/15/18	GBP	891	1,611,938
Kering:
3.75%, 4/08/15	EUR	70	99,867
2.50%, 7/15/20		100	137,893
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	630	1,026,249
Phosphorus Holdco PLC, 10.00% (10.00% Cash or 10.50% PIK), 4/01/19 (e)		100	160,835
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 12/30/24		176	284,162
Series A7, 4.77%, 6/30/33		867	1,346,166
Rent-A-Center, Inc., 4.75%, 5/01/21	USD	2,295	2,154,431

			9,117,229
Tobacco — 0.3%
Altria Group, Inc., 4.00%, 1/31/24		2,317	2,264,668
Philip Morris International, Inc.:
1.88%, 1/15/19		4,996	4,882,356
2.75%, 3/19/25	EUR	110	146,891
4.88%, 11/15/43	USD	1,638	1,622,652

			8,916,567
Trading Companies & Distributors — 0.3%
Aircastle Ltd., 6.25%, 12/01/19		2,100	2,249,625
H&E Equipment Services, Inc., 7.00%, 9/01/22		1,605	1,749,450
United Rentals North America, Inc.:
5.75%, 7/15/18		753	804,769
7.38%, 5/15/20		3,535	3,919,431
7.63%, 4/15/22		1,874	2,082,483

			10,805,758
Transportation Infrastructure — 0.0%
Atlantia SpA, 2.88%, 2/26/21	EUR	100	137,626
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		300	437,268

			574,894
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, 2.38%, 9/08/16	USD	8,225	8,464,923

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Crown Castle International Corp., 5.25%, 1/15/23	USD	2,235	$2,190,300
Orange SA, 4.13%, 9/14/21		80	80,993
Sprint Communications, Inc., 9.00%, 11/15/18 (b)		10,660	12,845,300
Sprint Corp., 7.88%, 9/15/23 (b)		3,190	3,429,250
T-Mobile USA, Inc.:
6.46%, 4/28/19		375	398,438
6.63%, 4/28/21		1,230	1,294,575
6.73%, 4/28/22		1,180	1,230,150
6.84%, 4/28/23		375	389,063

			30,322,992
Total Corporate Bonds — 28.4%			929,264,966

Floating Rate Loan Interests (a)
Diversified Telecommunication Services — 0.6%
Intelsat Jackson Holdings SA, Term B-2 Loan, Term Loan, 3.75%, 6/30/19		12,002	12,083,099
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 4.00%, 1/15/20		8,090	8,145,659

			20,228,758
Food Products — 0.1%
Del Monte Foods Co., Initial Term Loan, 4.00%, 3/08/18		2,324	2,329,860
Health Care Providers & Services — 0.0%
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		917	918,321
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		5,785	5,748,844
Hilton Fort Lauderdale, Term Loan A Notes, 7.37%, 2/22/16		6,540	6,540,000
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/26/20		13,136	13,234,955
Motel 6, Loan, 10.00%, 10/15/17		6,006	6,260,792

			31,784,591
Life Sciences Tools & Services — 0.0%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		980	985,402
Oil, Gas & Consumable Fuels — 0.2%
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		5,885	5,943,924
Pharmaceuticals — 0.1%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 7.50%, 8/04/16		2,649	2,615,609
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Loan, 4.50%, 10/15/17		432	434,203
Real Estate Management & Development — 0.0%
Realogy Corp., Extended Synthetic Commitment, 0.03% - 4.40%, 10/10/16		177	179,234
Software — 0.2%
First Data Corp., 2018 Dollar Term Loan,, 4.18%, 3/23/18		6,090	6,094,093
Total Floating Rate Loan Interests — 2.2%			71,513,995

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Brazil — 0.6%
Caixa Economica Federal, 2.38%, 11/06/17 (b)	USD	3,950	$3,668,563
Petrobras International Finance Co., 3.88%, 1/27/16		15,335	15,786,800

			19,455,363
Canada — 0.0%
Nexen Energy ULC, 5.88%, 3/10/35		250	266,992
Germany — 0.1%
HSH Nordbank AG:
1.02%, 2/14/17 (a)	EUR	289	304,048
1.06%, 2/14/17 (a)		1,561	1,640,519

			1,944,567
Netherlands — 0.0%
TenneT Holding BV, 2.13%, 11/01/20		100	135,931
Norway — 0.2%
Eksportfinans ASA, 5.50%, 6/26/17	USD	275	289,988
Statoil ASA, 2.90%, 11/08/20		6,595	6,551,849

			6,841,837
Portugal — 0.1%
Caixa Geral de Depositos SA, 5.63%, 12/04/15	EUR	2,000	2,895,281
Total Foreign Agency Obligations — 1.0%			31,539,971

Foreign Government Obligations
Brazil — 0.0%
Federative Republic of Brazil, 7.13%, 1/20/37	USD	1,725	1,975,125
Greece — 0.1%
Hellenic Republic, 2.00%, 2/24/23 (c)		4,300	3,980,490
Italy — 0.6%
Buoni Poliennali Del Tesoro:
2.55%, 10/22/16	EUR	7,050	9,910,899
5.50%, 11/01/22		6,200	9,598,954

			19,509,853
Mexico — 0.4%
United Mexican States, 4.00%, 10/02/23	USD	12,115	11,993,850
Netherlands — 4.4%
Kingdom of the Netherlands, 1.25%, 1/15/18	EUR	104,000	145,110,975
Portugal — 0.4%
Republic of Portugal, 3.50%, 3/25/15	USD	12,800	12,928,819
Spain — 0.6%
Autonomous Community of Madrid Spain, 3.00%, 7/29/14	CHF	410	462,465
Autonomous Community of Valencia Spain:
4.75%, 3/20/14	EUR	691	952,704
3.25%, 7/06/15		1,280	1,764,248
4.38%, 7/16/15		1,860	2,609,205
Kingdom of Spain:
5.40%, 1/31/23		2,830	4,276,341
4.40%, 10/31/23		6,055	8,480,665

			18,545,628
Total Foreign Government Obligations — 6.5%			214,044,740

Investment Companies — 0.5%		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (f)		190,000	$17,647,200

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.5%
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36	USD	196	182,718
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		6	6,945
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		12,430	11,678,141
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		5,258	4,169,212
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		10,011	8,432,232
Series 2006-OA21, Class A1, 0.36%, 3/20/47 (a)		21,244	15,505,529
Series 2007-22, Class 2A16, 6.50%, 9/25/37		22,227	17,156,783
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.70%, 2/25/35 (a)		821	769,305
Series 2005-HYB9, Class 2A1, 2.42%, 2/20/36 (a)		14,187	11,657,339
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 2.67%, 1/27/36 (a)(b)		6,567	6,534,683
Series 2011-2R, Class 1A1, 2.53%, 3/27/37 (a)(b)		3,417	3,334,218
Series 2011-2R, Class 2A1, 2.63%, 7/27/36 (a)(b)		11,865	11,777,970
Series 2011-5R, Class 3A1, 4.94%, 9/27/47 (a)(b)		4,631	4,479,474
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.33%, 12/25/36 (a)		5,014	3,943,373
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 3A1, 2.59%, 8/25/35 (a)		1,510	1,346,006
Fosse Master Issuer PLC, Series 2012-1A, Class 2A2, 1.65%, 10/18/54 (a)(b)		3,406	3,419,625
Gemgarto, Series 2012-1, Class A1, 3.47%, 5/14/45 (a)	GBP	1,329	2,255,110
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.75%, 4/25/35 (a)	USD	4,349	4,276,957
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.43%, 10/25/35 (a)		20,657	17,971,301
Series 2006-2, Class A1, 0.34%, 12/25/36 (a)		5,664	4,801,713
Impac Secured Assets CMN Owner Trust,
Series 2004-3, Class 1A4, 0.98%, 11/25/34 (a)		948	910,175
Lanark Master Issuer PLC, Series 2012-2X, Class 2A, 2.15%, 12/22/54 (a)	GBP	2,673	4,578,586
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 0.42%, 1/15/39 (a)	USD	491	437,442
Residential Mortgage Securities PLC, Series 26, Class A1, 2.77%, 2/14/41 (a)	GBP	1,876	3,236,787

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Silk Road Finance Number Three PLC, Series 2012-1, Class A, 1.88%, 6/21/55 (a)	GBP	1,583	$2,658,260

			145,519,884
Commercial Mortgage-Backed Securities — 11.9%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class A1A, 5.65%, 6/10/49 (a)	USD	8,603	9,367,902
Series 2007-3, Class A4, 5.65%, 6/10/49 (a)		2,730	3,016,735
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A3A, 4.62%, 7/10/43		850	864,413
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)		1,350	1,441,473
Series 2006-PW14, Class A1A, 5.19%, 12/11/38		7,587	8,293,051
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		5,199	5,692,997
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (a)		5,206	5,759,949
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		226	225,944
Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)		5,945	6,139,740
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (a)		640	712,945
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,260	2,437,412
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (b)		3,755	3,475,662
Series 2013-CR11, Class AM, 4.72%, 9/10/23		1,385	1,436,205
Series 2013-FL3, Class A, 1.68%, 10/13/16 (b)		6,320	6,341,520
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		4,900	4,658,141
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		920	947,960
Credit Suisse Mortgage Capital Certificates:
Series 2007-TF2A, Class A3, 0.44%, 4/15/22 (a)(b)		6,590	6,330,822
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,163,495
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.17%, 3/15/18 (a)(b)		3,820	3,833,370
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.92%, 6/17/49 (a)(b)		3,400	3,705,840
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)		7,696	7,696,761
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		3,989	3,995,233
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (b)		3,850	3,736,021
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49		17,852	17,841,430
German Residential Funding PLC, Series 2013-1, Class E, 4.38%, 8/27/24 (a)	EUR	1,185	1,677,128

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42	USD	323	$323,121
Series 2007-GG11, Class A4, 5.74%, 12/10/49		1,850	2,066,012
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		1,670	1,829,866
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,200	13,678,247
GS Mortgage Securities Corp. Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (b)		4,488	4,412,664
Series 2012-SHOP, Class C, 3.63%, 6/05/31 (b)		820	822,416
GS Mortgage Securities Trust:
Series 2006-GG8, Class AJ, 5.62%, 11/10/39		725	710,055
Series 2006-GG8, Class AM, 5.59%, 11/10/39		1,470	1,611,241
Series 2007-GG10, Class A1A, 5.80%, 8/10/45 (a)		5,902	6,479,614
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b)		2,380	2,381,942
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)		6,715	6,753,047
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		5,065	5,438,564
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (a)		2,000	2,082,434
Series 2006-LDP9, Class AM, 5.37%, 5/15/47		3,410	3,602,634
Series 2007-CB18, Class A1A, 5.43%, 6/12/47 (a)		10,697	11,728,561
Series 2007-CB20, Class AJ, 6.07%, 2/12/51 (a)		11,095	11,391,292
Series 2007-CB20, Class AM, 6.08%, 2/12/51 (a)		1,000	1,131,460
Series 2007-LD11, Class A2, 5.79%, 6/15/49 (a)		12,044	12,136,060
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (a)		9,844	11,048,692
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		7,741	8,530,815
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (a)		2,008	2,152,022
Series 2013-C10, Class C, 4.16%, 12/15/47 (a)		1,885	1,778,775
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class AJ, 5.21%, 4/15/30 (a)		3,055	3,162,848
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,670	5,730,363
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)		2,881	3,195,715
Series 2007-C7, Class AM, 6.16%, 9/15/45		2,205	2,520,304
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.28%, 11/12/37 (a)		4,160	4,375,084
Series 2007-C1, Class A1A, 5.86%, 6/12/50		2,874	3,076,517

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
ML-CFC Commercial Mortgage Trust:
Series 2006-1, Class AJ, 5.57%, 2/12/39 (a)	USD	3,100	$3,182,525
Series 2007-9, Class ASB, 5.64%, 9/12/49		18,709	19,046,863
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, 4.30%, 10/15/30 (b)		8,496	7,493,074
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class A2FX, 5.58%, 4/12/49 (a)		645	652,900
Series 2007-HQ12, Class AM, 5.60%, 4/12/49 (a)		6,695	7,305,551
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		10,531	11,536,281
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (a)		3,939	4,299,544
Series 2007-IQ15, Class AM, 5.91%, 6/11/49 (a)		6,030	6,486,899
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		954	966,443
Morgan Stanley Re-REMIC Trust:
Series 2009-IO, Class B, 0.00%, 7/17/56 (b)(g)		4,510	4,437,998
Series 2011-IO, Class A, 2.50%, 3/23/51 (b)		835	845,818
Series 2011-IO, Class B, 0.00%, 3/23/51 (b)		3,430	3,292,594
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (b)		2,494	2,493,739
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (b)		2,680	2,626,400
Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		4,636	4,673,375
Motel 6 Trust, Series 2012-MTL6, Class B, 2.74%, 10/05/25 (b)		2,655	2,633,314
New York Mortgage Securitization Trust, Series 2012-1, Class A, 6.66%, 12/27/47 (a)(b)		12,069	12,069,000
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 2/16/51 (a)(b)		14,186	15,498,296
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (b)		6,774	6,780,453
SCG Trust, Series 2013-SRP1, Class AJ, 2.12%, 11/15/26 (b)		2,775	2,775,039
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (b)		1,526	1,529,623
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (b)		6,981	6,910,825
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		1,202	1,210,341
Series 2007-C33, Class AJ, 5.92%, 2/15/51 (a)		3,775	3,781,100
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (b)		3,956	3,932,275
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 3/15/45		5,745	5,444,749

			390,847,533
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class XA, 1.31%, 9/10/46 (a)		15,832	1,175,909
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR1, Class XA, 2.23%, 5/15/45 (a)		21,726	2,599,421

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-CR6, Class XA, 1.56%, 3/10/46 (a)	USD	54,808	$4,216,727
GS Mortgage Securities Corp. II, Series 2013-KYO, Class XB1, 3.25%, 11/08/29 (a)(b)		49,680	2,287,928
Hilton USA Trust, Series 2013-HLT, Class X1FX, 1.67%, 11/05/30 (b)		54,590	955,325
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class XA, 2.01%, 6/15/45 (a)		20,627	2,027,581
Series 2013-LC11, Class XA, 1.59%, 4/15/46 (a)		25,945	2,476,362
Series 2013-LC11, Class XB, 0.59%, 4/15/46 (a)		4,570	203,589
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, 1.75%, 2/15/46 (a)		22,088	2,168,166
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.67%, 3/15/45 (a)(b)		41,213	5,090,199
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.76%, 5/25/36 (a)(b)		1,241	18,510
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class XA, 1.83%, 12/15/45 (a)(b)		36,306	3,897,863
Series 2013-C15, Class XA, 0.72%, 8/15/46 (a)		41,286	1,743,099

			28,860,679
Total Non-Agency Mortgage-Backed Securities — 17.3%			565,228,096

Other Interests (h)	Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (i)(j)		1,888	—
Lehman Brothers Holdings, Inc. (i)(j)		7,360	1
Total Other Interests — 0.0%			1

Preferred Securities
Capital Trusts	Par (000)
Capital Markets — 0.1%
Credit Suisse Group AG, 7.50% (d)	USD	1,000	1,056,250
State Street Capital Trust IV, 1.25%, 6/01/77 (a)		770	581,735

			1,637,985
Chemicals — 0.0%
Solvay Finance SA, 4.20% (a)(d)	EUR	310	437,610
Commercial Banks — 0.2%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (d)	USD	400	430,000
Banco Popular Espanol SA, 11.50% (d)	EUR	900	1,352,662
Barclays Bank PLC, 4.75% (a)(d)		410	479,433
Barclays PLC:
8.00% (d)		1,165	1,614,059
8.25% (d)	USD	2,275	2,343,250
HSBC Capital Funding LP, 5.37% (a)(d)	EUR	100	138,258

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value
Commercial Banks (concluded)
RBS Capital Trust B, 6.80% (d)	EUR	360	$345,060
Societe Generale SA, 8.25% (d)	USD	370	396,363

			7,099,085
Electric Utilities — 0.0%
Enel SpA, 8.75%, 9/24/73 (a)(b)		1,375	1,495,130
NGG Finance PLC, 4.25%, 6/18/76 (a)	EUR	100	139,384

			1,634,514
Insurance — 0.4%
Allianz Finance II BV, 4.38% (a)(d)		100	143,073
Allianz SE, 5.05% (a)(d)		900	1,267,282
Generali Finance BV, 5.48% (a)(d)		100	137,669
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)	USD	1,841	2,112,547
Prudential Financial, Inc., 5.88%, 9/15/42 (a)		2,940	2,987,775
Vienna Insurance Group AG Wiener Versicherung
Gruppe, 5.50%, 10/09/43	EUR	700	1,008,736
XL Group PLC, 6.50% (a)(d)	USD	4,705	4,628,544

			12,285,626
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(d)		3,600	3,564,000
Multi-Utilities — 0.0%
GDF SUEZ, 3.88%, 12/31/49 (a)	EUR	100	141,846
RWE AG, 4.63% (a)(d)		65	91,656

			233,502
Total Capital Trusts — 0.8%			26,892,322

Preferred Stocks	Shares
United Kingdom — 0.0%
Royal Bank of Scotland Group PLC:
6.13%		1,919	38,284
6.60%		9,596	206,410
Total Preferred Stocks — 0.0%			244,694

Trust Preferreds
Diversified Financial Services — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (a)		349,440	9,522,240
Total Preferred Securities — 1.1%			36,659,256

Taxable Municipal Bonds		Par (000)
New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	4,410	4,635,483
5.50%, 6/15/43		5,285	5,597,502
Total Taxable Municipal Bonds — 0.3%			10,232,985

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae, 6.63%, 11/15/30		1,450	1,886,128

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations (concluded)
Freddie Mac:
2.50%, 4/23/14 (k)	USD	6,100	$6,145,116
3.75%, 3/27/19 (l)		3,650	3,978,387
4.38%, 7/17/15 (k)		7,950	8,450,254
4.88%, 6/13/18		4,300	4,886,103
FREMF Mortgage Trust:
Series 2012-K23, Class B, 3.66%, 10/25/45		3,060	2,808,336
Series 2012-K706, Class C, 4.02%, 11/25/44 (a)		710	686,256
Series 2013-K713, Class B, 3.17%, 4/25/20 (a)		615	575,059
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/10/14		50	50,426

			29,466,065
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2005-48, Class AR, 5.50%, 2/25/35		24	25,488
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		4,188	4,512,571
Freddie Mac:
Series K027, Class A2, 2.64%, 1/25/23		7,275	6,832,178
Series K031, Class A2, 3.30%, 4/25/23		8,015	7,892,395
Series K035, Class A2, 3.46%, 8/25/23		3,405	3,383,651

			22,620,795
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2013-52, Class EI, 4.00%, 3/25/43		4,397	579,281
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2013-M5, Class X2, 2.40%, 1/25/21		13,250	1,697,876
Freddie Mac:
Series K019, Class X1, 1.74%, 3/25/22		10,170	1,102,786
Series K707, Class X1, 1.56%, 1/25/47		22,858	1,506,270
Series K710, Class X1, 1.78%, 5/25/19		17,000	1,368,190
Series K009, Class X1, 1.49%, 8/25/20		41,506	3,026,678
Ginnie Mae, Series 2012-120, Class IO, 1.02%, 2/16/53		23,617	1,734,549

			10,436,349
Mortgage-Backed Securities — 47.9%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (a)		4,920	5,036,633
2.50%, 5/01/27-1/01/29 (m)		99,407	98,568,598
2.51%, 10/01/38 (a)		22	23,755
3.00%, 1/01/29-6/01/43 (a)(m)		166,770	160,703,938
3.13%, 3/01/41 (a)		2,162	2,269,109
3.22%, 12/01/40 (a)		4,040	4,231,020
3.50%, 7/01/28-1/01/44 (m)		114,824	114,984,379
4.00%, 1/01/25-1/01/44 (m)		237,340	245,234,214
4.50%, 2/01/25-1/01/44 (m)		112,727	119,633,874
4.99%, 8/01/38 (a)		3,255	3,480,477
5.00%, 5/01/23-1/01/42 (m)		50,447	54,910,718
5.50%, 12/01/32-1/01/44 (m)		35,529	39,129,473
6.00%, 2/01/34-1/01/44 (m)		49,427	54,914,887
6.50%, 5/01/40		14,613	16,234,997

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
2.31%, 10/01/36 (a)	USD	40	$42,302
2.45%, 2/01/37 (a)		30	32,007
2.61%, 2/01/37 (a)		95	101,681
2.92%, 6/01/42 (a)		4,993	5,149,476
3.00%, 1/01/29-1/01/44 (m)		54,234	52,309,349
3.03%, 2/01/41 (a)		3,342	3,530,673
3.50%, 1/01/29-1/01/44 (m)		46,611	46,762,888
4.00%, 1/01/29-1/01/44 (m)		103,700	106,668,607
4.50%, 9/01/43-1/01/44 (m)		67,186	71,048,386
5.00%, 7/01/35-1/01/44 (m)		25,784	27,858,920
5.50%, 3/01/43-1/01/44 (m)		19,900	21,701,824
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (a)		1,155	1,196,245
3.00%, 1/15/44 (m)		40,000	38,646,876
3.50%, 2/15/42-1/15/44 (m)		69,764	70,428,894
4.00%, 12/15/41-11/20/43		91,101	94,950,681
4.50%, 5/20/41-1/15/44 (k)(m)		64,312	69,020,787
5.00%, 12/15/38-1/15/44 (k)(m)		37,353	40,643,171

			1,569,448,839
Total U.S. Government Sponsored Agency Securities — 49.8%			1,632,576,817

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.75%, 11/15/43 (k)		174,426	168,593,543
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (k)		12,135	9,754,685
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		6,987	6,598,401
0.38%, 7/15/23 (k)		51,788	49,942,941
U.S. Treasury Notes:
0.25%, 11/30/15 (k)		123,275	123,029,436
0.63%, 12/15/16 (k)		172,065	171,366,072
1.25%, 11/30/18		41,691	40,798,954
2.00%, 11/30/20 (k)		62,359	60,702,620
2.50%, 8/15/23		5	4,802
2.75%, 11/15/23		36,737	35,939,109
Total U.S. Treasury Obligations — 20.3%			666,730,563
Total Long-Term Investments (Cost — $4,859,181,047) — 148.9%			4,879,938,534

Short-Term Securities
Borrowed Bond Agreements — 6.3%
Barclays Bank PLC, (0.38)%, Open (Purchased on 2/06/13 to be repurchased at EUR 2,753,375, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 3/01/26, par and fair value of EUR 2,600,000 and $3,697,015, respectively)	EUR	2,753	3,787,832
Barclays Bank PLC, (0.26)%, Open (Purchased on 11/18/13 to be repurchased at EUR 6,194,231, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 8/01/21, par and fair value of EUR 5,985,000 and $8,428,731, respectively)		6,194	8,521,435

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Barclays Bank PLC, (0.08)%, Open (Purchased on 11/14/12 to be repurchased at EUR 29,577,676, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 29,115,000 and $40,531,265, respectively)	EUR	29,578	$40,690,158
Barclays Bank PLC, (0.08)%, Open (Purchased on 11/14/12 to be repurchased at EUR 29,583,516, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 29,115,000 and $40,539,269, respectively)		29,584	40,698,192
Barclays Bank PLC, (0.06)%, Open (Purchased on 11/19/13 to be repurchased at EUR 3,062,329, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 2,860,000 and $4,171,124, respectively)		3,062	4,212,861
Barclays Bank PLC, (0.05)%, Open (Purchased on 11/18/13 to be repurchased at EUR 32,162, collateralized by Buoni Poliennali Del Tesoro, 4.50% due at 5/01/23, par and fair value of EUR 30,000 and $43,203, respectively)		32	44,245
Barclays Bank PLC, (0.05)%, Open (Purchased on 9/04/13 to be repurchased at EUR 913,565, collateralized by Kingdom of Spain, 4.10% due at 7/30/18, par and fair value of EUR 860,000 and $1,244,344, respectively)		914	1,256,796
Barclays Bank PLC, (0.02)%, Open (Purchased on 9/05/13 to be repurchased at EUR 906,510, collateralized by Buoni Poliennali Del Tesoro, 3.75% due at 3/01/21, par and fair value of EUR 890,000 and $1,253,819, respectively)		907	1,247,090
Barclays Bank PLC, 0.00%, Open (Purchased on 12/17/13 to be repurchased at EUR 1,290,365, collateralized by Kingdom of Spain, 5.50% due at 4/30/21, par and fair value of EUR 1,095,000 and $1,673,230, respectively)		1,290	1,775,161
Citigroup Global Markets, Inc., (0.35)%, Open (Purchased on 7/11/13 to be repurchased at $4,165,000, collateralized by General Electric Capital Corp., 1.63% due at 4/02/18, par and fair value of USD 4,250,000 and $4,204,869, respectively)	USD	4,165	4,165,000
Citigroup Global Markets, Inc., (0.07)%, Open (Purchased on 10/21/13 to be repurchased at EUR 59,314,500, collateralized by French Treasury Notes, 1.00% due at 7/25/17, par and fair value of EUR 58,800,000 and $81,280,617, respectively)	EUR	59,315	81,599,256
Credit Suisse Securities (USA) LLC, 0.01%, Open (Purchased on 11/05/13 to be repurchased at $11,358,958, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/18, par and fair value of USD 11,325,000 and $11,177,093, respectively)	USD	11,353	11,353,313
Deutsche Bank Securities, Inc., (0.50)%, Open (Purchased on 12/02/13 to be repurchased at $1,863,281, collateralized by Noble Holding International Ltd., 3.95% due at 3/15/22, par and fair value of USD 1,875,000 and $1,833,030, respectively)		1,863	1,863,281

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)		Value
Borrowed Bond Agreements (concluded)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, Open (Purchased on 12/12/13 to be repurchased at $16,024, collateralized by U.S. Treasury Notes, 1.25% due at 10/31/18, par and fair value of USD 16,000 and $15,686, respectively)	USD	16	$15,686
Morgan Stanley & Co. International PLC, (0.05)%, Open (Purchased on 3/04/13 to be repurchased at EUR 2,811,188, collateralized by Kingdom of Spain, 5.85% due at 1/31/22, par and fair value of EUR 2,585,000 and $4,035,929, respectively)	EUR	2,811	3,867,365

			205,097,671

	Shares
Money Market Funds — 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03%	14,091,577	14,091,577
Total Short-Term Securities (Cost — $212,440,298) — 6.7%		219,189,248

Options Purchased
(Cost — $4,746,375) — 0.3%		8,140,427
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $5,076,367,720*) — 155.9%		5,107,268,209

TBA Sale Commitments (m)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/29	41,200	(40,775,125)
4.00%, 1/01/29-1/01/44	110,400	(114,156,982)
5.50%, 1/01/43	2,600	(2,859,898)
3.00%, 1/01/44	51,200	(48,604,001)
3.50%, 1/01/44	29,300	(29,105,430)
4.50%, 1/01/44	67,700	(71,627,582)
5.00%, 1/01/44	33,300	(36,164,319)
6.00%, 1/01/44	15,900	(17,635,336)
6.50%, 1/01/44	5,600	(6,234,813)
Freddie Mac Mortgage-Backed Securities:
3.50%, 1/01/44	11,300	(11,211,719)
4.00%, 1/01/44	46,300	(47,547,929)
4.50%, 1/01/44	25,200	(26,663,765)
5.50%, 1/01/44	3,400	(3,713,438)

TBA Sale Commitments (m)		Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/44	USD	16,400	$(16,528,766)
4.00%, 1/15/44		50,800	(52,817,299)
4.50%, 1/15/44		12,000	(12,819,844)
5.00%, 1/15/44		1,100	(1,191,910)
Total TBA Sale Commitments (Proceeds — $540,211,427) — (16.5)%			(539,658,156)

Options Written
(Premiums Received — $ 3,664,920) — (0.2)%			(4,975,072)

Borrowed Bonds
Corporate Bonds — (0.2)%
General Electric Capital Corp.,
1.63%, 4/02/18		4,250	(4,204,869)
Noble Holding International Ltd.,
3.95%, 3/15/22		1,875	(1,833,030)

			(6,037,899)
Foreign Government Obligations — (5.7)%
Buoni Poliennali Del Tesoro,
3.75%, 3/01/21-8/01/21	EUR	6,875	(9,682,550)
4.50%, 5/01/23-3/01/26		2,630	(3,740,218)
French Treasury Notes,
1.00%, 7/25/17		117,030	(162,351,151)
Kingdom of Spain,
4.10%, 7/30/18		3,720	(5,415,468)
5.50%, 4/30/21		1,095	(1,673,230)
5.85%, 1/31/22		2,585	(4,035,929)

			(186,898,546)
U.S. Treasury Obligations — (0.3)%
U.S. Treasury Notes,
1.38%, 9/30/18	USD	11,315	(11,177,093)
1.25%, 10/31/18		16	(15,686)

			(11,192,779)
Total Borrowed Bonds
(Proceeds — $192,008,732) — (6.2)%			(204,129,224)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 133.0%			4,358,505,757
Liabilities in Excess of Other Assets — (33.0)%			(1,081,658,677)

Net Assets — 100.0%			$3,276,847,080

Notes to Consolidated Schedule of Investments

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,076,367,720

Gross unrealized appreciation	$87,730,557
Gross unrealized depreciation	(56,830,068)

Net unrealized appreciation	$30,900,489

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Security is perpetual in nature and has no stated maturity date.

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2013	Par/Shares Purchased	Par/Shares Sold		Par/Shares Held at December 31, 2013	Value at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	51,436,621	—	37,345,044	[1]	14,091,577	$14,091,577	$2,724
iShares iBoxx $ High Yield Corporate Bond ETF	190,000	—	—		190,000	$17,647,200	$344,318
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—	114,500		—	—	$99,593

[1]	Represents net shares sold.
(g)	Zero-coupon bond.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Non-income producing security.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(m)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$(36,952,279)	$7,158
Credit Suisse Securities (USA) LLC	$(54,682,150)	$(132,333)
Deutsche Bank Securities, Inc.	$(11,457,079)	$4,237
Goldman Sachs & Co.	$105,953,289	$(699,601)
J.P. Morgan Securities LLC	$126,790,887	$(622,122)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$41,028,098	$(67,182)
Morgan Stanley & Co. LLC	$(7,127,414)	$189,753
Nomura Securities International, Inc.	$(22,446,297)	$86,078
RBS Securities, Inc.	$(20,484,562)	$115,824
Wells Fargo Securities, LLC	$(362,207)	$98

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.03%	4/09/13	Open[1]	$13,031,400	$13,034,310
Deutsche Bank Securities, Inc.	0.05%	6/20/13	Open[1]	8,745,000	8,747,332
Deutsche Bank Securities, Inc.	0.05%	6/20/13	Open[1]	6,237,250	6,238,913
Morgan Stanley & Co. LLC	0.00%	11/05/13	Open[1]	46,286,419	46,286,419
HSBC Securities (USA), Inc.	0.20%	11/15/13	1/16/14	56,859,000	56,877,637
Bank of Montreal	0.19%	11/20/13	1/21/14	115,012,772	115,049,800
BNP Paribas Securities Corp.	(0.38%)	12/02/13	Open[1]	19,975,000	19,968,464
Bank of Montreal	0.01%	12/05/13	Open[1]	97,750,000	97,750,760
BNP Paribas Securities Corp.	0.01%	12/05/13	Open[1]	24,343,750	24,343,939
RBC Capital Markets LLC	0.00%	12/05/13	Open[1]	59,250,000	59,250,000
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open[1]	8,439,488	8,439,757
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open[1]	27,379,950	27,380,825
Credit Suisse Securities (USA) LLC	0.05%	12/10/13	Open[1]	31,756,000	31,757,014
HSBC Securities (USA), Inc.	0.19%	12/11/13	1/13/14	43,322,000	43,329,545
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	12/11/13	Open[1]	39,350,000	39,352,164
Barclays Capital, Inc.	0.22%	12/16/13	1/13/14	188,508,000	188,539,104
HSBC Securities (USA), Inc.	0.20%	12/16/13	1/16/14	40,017,000	40,023,670
BNP Paribas Securities Corp.	0.00%	12/31/13	1/02/14	103,145,906	103,145,906
Deutsche Bank Securities, Inc.	0.00%	12/31/13	1/02/14	171,220,506	171,220,506
Total				$1,100,629,441	$1,100,736,065

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Financial futures contracts outstanding as of December 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
259	Canadian Bankers Acceptance	Montreal	March 2014	USD	60,187,479	$9,965
749	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2014	USD	96,106,063	(1,790,343)
4	U.S. Ultra Treasury Bonds	Chicago Board Options	March 2014	USD	545,000	(232)
404	90-day Australian Bank Bill	Sydney	June 2014	USD	85,316,878	(37,165)
396	Euro Dollar Futures	Chicago Mercantile	June 2014	USD	98,688,150	(18,519)
115	Euro Dollar Futures	Chicago Mercantile	December 2014	USD	28,626,375	2,720
(22)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	5,462,875	1,078
(357)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	88,245,937	155,670
274	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	67,304,675	(17,977)
(137)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	33,251,613	12,183
(230)	Euro-Bobl	Eurex	March 2014	USD	39,371,165	426,630
(180)	Euro-Bund	Eurex	March 2014	USD	34,462,237	496,962
(31)	Euro-Schatz	Eurex	March 2014	USD	4,703,948	8,169
(64)	Gilt British	NYSE Liffe	March 2014	USD	11,293,369	269,112
(33)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2014	USD	7,253,813	11,308
(626)	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2014	USD	74,689,625	216,002
(1,600)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2014	USD	196,875,000	2,096,281
210	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	52,221,750	(3,867)
(347)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	85,995,274	79,226
274	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	67,520,450	(17,525)
96	3-month EURIBOR	NYSE Liffe	September 2016	USD	32,587,701	(40,169)
(22)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	5,354,800	1,795
(96)	3-month EURIBOR	NYSE Liffe	September 2017	USD	32,379,695	54,686
(115)	Euro Dollar Futures	Chicago Mercantile	March 2018	USD	27,729,375	(4,456)
Total						$1,911,534

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,175,000	TRY	9,030,212	BNP Paribas S.A.	1/06/14	$(21,610)
USD	1,600,000	TRY	3,345,760	Deutsche Bank AG	1/06/14	45,125
USD	3,245,000	TRY	7,010,823	Deutsche Bank AG	1/06/14	(13,140)
USD	2,670,000	TRY	5,588,310	Morgan Stanley Capital Services LLC	1/06/14	72,945
AUD	3,160,000	CAD	3,049,084	Deutsche Bank AG	1/15/14	(50,615)
CAD	656,601	AUD	695,000	Bank of America N.A.	1/15/14	(2,047)
CAD	2,347,617	USD	2,197,304	Deutsche Bank AG	1/15/14	11,902
USD	2,197,303	AUD	2,465,000	Deutsche Bank AG	1/15/14	(1,462)
MXN	15,094,410	USD	1,160,000	BNP Paribas S.A.	1/21/14	(6,007)
MXN	15,093,108	USD	1,160,000	Deutsche Bank AG	1/21/14	(6,107)
EUR	13,916,000	USD	19,137,694	BNP Paribas S.A.	1/22/14	6,328
USD	345,605,269	EUR	255,933,000	Barclays Bank PLC	1/22/14	(6,477,723)
USD	309,188	EUR	230,000	BNP Paribas S.A.	1/22/14	(7,219)
USD	2,587,529	EUR	1,877,000	Goldman Sachs Bank USA	1/22/14	5,370
USD	374,189	EUR	277,000	JPMorgan Chase Bank N.A.	1/22/14	(6,876)
USD	1,735,968	EUR	1,283,000	JPMorgan Chase Bank N.A.	1/22/14	(29,035)
USD	2,100,509	EUR	1,553,000	JPMorgan Chase Bank N.A.	1/22/14	(35,929)
USD	513,910	EUR	380,000	UBS AG	1/22/14	(8,850)
GBP	1,133,000	USD	1,798,761	The Bank of New York Mellon	1/23/14	77,142
GBP	1,491,000	USD	2,390,652	The Bank of New York Mellon	1/23/14	77,991
GBP	3,387,000	USD	5,406,668	The Bank of New York Mellon	1/23/14	201,174
USD	52,761,170	GBP	32,690,000	Barclays Bank PLC	1/23/14	(1,363,529)

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts outstanding as of December 31, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,295,238	GBP	800,000	HSBC Bank USA N.A.	1/23/14	$(29,319)
USD	4,063,699	MXN	52,261,000	JPMorgan Chase Bank N.A.	1/23/14	68,947
AUD	14,005,000	USD	12,394,649	Westpac Banking Corp.	3/19/14	46,784
INR	506,059,680	USD	7,980,000	BNP Paribas S.A.	3/19/14	51,418
INR	2,056,694,128	USD	32,720,000	UBS AG	3/19/14	(79,243)
MXN	88,615,775	USD	6,835,000	Deutsche Bank AG	3/19/14	(90,090)
MXN	272,624,110	USD	20,807,500	Royal Bank of Canada	3/19/14	(56,960)
PLN	24,793,698	EUR	5,900,000	Citibank N.A.	3/19/14	51,152
USD	12,420,950	AUD	14,005,000	Bank of America N.A.	3/19/14	(20,482)
USD	8,464,000	JPY	867,009,840	Barclays Bank PLC	3/19/14	227,801
Total						$(7,362,164)

•	Exchange-traded options purchased as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
E-Mini S&P 500 Index Futures	Call	USD	1,850.00	1/17/14	61	$45,750
EURO STOXX 50 Index	Call	EUR	3,050.00	1/17/14	132	145,638
EURO STOXX 50 Index	Call	EUR	3,000.00	1/17/14	53	88,516
WisdomTree Japan Hedged Equity Fund	Call	USD	50.38	1/18/14	461	48,405
Euro Dollar 3-Year Mid-Curve	Call	USD	97.63	6/13/14	616	165,550
SPDR S&P 500 ETF Trust	Put	USD	183.00	1/10/14	1,095	78,840
Euro Dollar 2-Year Mid-Curve	Put	USD	98.75	3/14/14	1,621	1,094,175
Euro Dollar 3-Year Mid-Curve	Put	USD	97.50	3/14/14	179	120,825
Euro Dollar 3-Year Mid-Curve	Put	USD	97.25	6/13/14	143	143,000
Total						$1,930,699

•	OTC options purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Morgan Stanley Capital Services LLC	Put	TRY	1.99	1/03/14	USD	8,415	$1
AUD Currency	UBS AG	Put	CAD	0.97	1/13/14	AUD	7,100	112,250
AUD Currency	UBS AG	Put	CAD	0.94	1/13/14	AUD	7,100	15,006
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	AUD	36,155	1,434,159
AUD Currency	Royal Bank of Scotland PLC	Put	USD	0.93	1/17/14	AUD	44,190	1,752,880
EUR Currency	Deutsche Bank AG	Put	GBP	0.84	1/17/14	EUR	6,480	64,831
EUR Currency	Royal Bank of Scotland PLC	Put	GBP	0.84	1/17/14	EUR	6,610	66,132
AUD Currency	Royal Bank of Scotland PLC	Put	CAD	0.97	1/21/14	AUD	6,535	137,273
USD Currency	Morgan Stanley Capital Services LLC	Put	TRY	1.98	1/21/14	USD	8,415	534
EUR Currency	UBS AG	Put	USD	1.36	1/29/14	EUR	11,370	59,767
AUD Currency	Deutsche Bank AG	Put	USD	0.89	2/07/14	AUD	111,365	1,430,766
EUR Currency	HSBC Bank USA N.A.	Put	USD	1.30	5/23/14	EUR	6,105	39,370
EUR Currency	Barclays Bank PLC	Put	USD	1.30	6/06/14	EUR	5,885	43,020
EUR Currency	Citibank N.A.	Put	USD	1.30	6/06/14	EUR	5,985	43,751
Total								$5,199,740

•	OTC credit default swaptions purchased as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Bought protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	350.00%	Receive	iTraxx Crossover Series 20 Version 1	1/15/14	EUR	6,050	$1,794

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	Exchange-traded options written as of December 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid-Curve	Call	USD	98.63	6/13/14	616	$(177,100)
SPDR S&P 500 ETF Trust	Put	USD	183.00	1/03/14	1,095	(18,615)
Euro Dollar 2-Year Mid-Curve	Put	USD	98.25	3/14/14	1,621	(263,413)
Euro Dollar 3-Year Mid-Curve	Put	USD	97.13	3/14/14	179	(44,750)
Euro Dollar 3-Year Mid-Curve	Put	USD	96.88	6/13/14	143	(79,544)
Total						$(583,422)

•	OTC options written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Morgan Stanley Capital Services LLC	Call	TRY	2.10	1/03/14	USD	8,415	$(208,274)
USD Currency	Morgan Stanley Capital Services LLC	Call	TRY	2.15	1/21/14	USD	8,415	(145,962)
AUD Currency	HSBC Bank USA N.A.	Put	CAD	0.97	1/13/14	AUD	7,100	(112,250)
AUD Currency	UBS AG	Put	CAD	0.94	1/13/14	AUD	7,100	(15,006)
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	AUD	36,155	(1,434,159)
AUD Currency	Deutsche Bank AG	Put	USD	0.93	1/17/14	AUD	44,190	(1,752,882)
EUR Currency	JPMorgan Chase Bank N.A.	Put	GBP	0.84	1/17/14	EUR	13,090	(130,963)
AUD Currency	HSBC Bank USA N.A.	Put	CAD	0.97	1/21/14	AUD	7,100	(149,367)
AUD Currency	Citibank N.A.	Put	USD	0.85	2/07/14	AUD	37,120	(53,995)
AUD Currency	Deutsche Bank AG	Put	USD	0.85	2/07/14	AUD	37,120	(53,995)
AUD Currency	Deutsche Bank AG	Put	USD	0.85	2/07/14	AUD	37,125	(54,003)
Total								$(4,110,856)

•	OTC credit default swaptions written as of December 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold protection on 5-Year Credit Default Swaps	JPMorgan Chase Bank N.A.	Put	450.00%	Pay	iTraxx Crossover Series 20 Version 1	BB-	1/15/14	EUR	6,050	$(14)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	Centrally cleared credit default swaps — buy protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized (Depreciation)
iTraxx Europe Crossover Series 20 Version [1]	5.00%	InterContinental Exchange	12/20/18	EUR	3,660	$(125,169)
iTraxx Europe Series 20 Version [1]	1.00%	InterContinental Exchange	12/20/18	EUR	46,401	(770,298)
CDX.NA.HY Series 21 Version [1]	5.00%	Chicago Mercantile	12/20/18	USD	46,515	(994,620)
Total						$(1,890,087)

•	Centrally cleared interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation
0.65%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/26/16	USD	12,695	$63,005
2.82%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/23	USD	5,615	99,999
0.82%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/25/23	JPY	1,675,380	146,288
0.79%[1]	6-month JPY LIBOR	Chicago Mercantile	N/A	11/28/23	JPY	1,827,685	206,176
Total							$515,468

[1]	Master Portfolio pays the fixed rate and receives the floating rate.

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps — buy protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Republic of Portugal	1.00%	JPMorgan Chase Bank N.A.	6/20/15	USD	12,800	$167,767	$550,415	$(382,648)
Republic of Portugal	1.00%	Barclays Bank PLC	12/20/15	USD	1,200	28,305	73,186	(44,881)
Republic of Portugal	1.00%	Deutsche Bank AG	12/20/15	USD	1,350	31,843	82,335	(50,492)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	13,449	99,785	(86,336)
Republic of Ireland	1.00%	Citibank N.A.	12/20/16	USD	4,000	(38,179)	544,362	(582,541)
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	5,750	(155,926)	(32,652)	(123,274)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(22,441)	(20,409)	(2,032)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	130	(22,441)	(20,409)	(2,032)
Jaguar Land Rover Automotive PLC	5.00%	Credit Suisse International	3/20/17	EUR	120	(20,716)	(19,227)	(1,489)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase Bank N.A.	3/20/17	EUR	3,800	78,601	419,003	(340,402)
Republic of Ireland	1.00%	Citibank N.A.	3/20/17	USD	2,000	(17,575)	241,660	(259,235)
Banco de Sabadell SA	5.00%	BNP Paribas S.A.	6/20/17	EUR	720	(117,534)	23,812	(141,346)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	720	(73,232)	(7,134)	(66,098)
Caja de Ahorros Y Pensiones de Barcelona	3.00%	BNP Paribas S.A.	6/20/17	EUR	540	(54,924)	(4,268)	(50,656)
Republic of Portugal	1.00%	Citibank N.A.	6/20/17	USD	6,000	368,624	1,387,883	(1,019,259)
CDX.NA.IG Series 18 Version 1	1.00%	Credit Suisse International	6/20/17	USD	103,800	(2,236,247)	(8,544)	(2,227,703)
Peugeot SA	5.00%	BNP Paribas S.A.	9/20/17	EUR	2,975	(412,684)	279,338	(692,022)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citibank N.A.	9/20/17	EUR	2,230	(234,997)	93,767	(328,764)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/17	EUR	1,300	(22,384)	98,756	(121,140)
Henkel AG & Co. KGaA	1.00%	Credit Suisse International	12/20/17	EUR	1,950	(79,564)	(33,749)	(45,815)
Diageo PLC	1.00%	Deutsche Bank AG	12/20/17	EUR	3,650	(145,043)	(59,509)	(85,534)
Clariant AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	EUR	2,070	(35,699)	592,204	(627,903)
Finmeccanica SpA	5.00%	Bank of America N.A.	3/20/18	EUR	470	(65,789)	(35,610)	(30,179)
Deutsche Bank AG	1.00%	Barclays Bank PLC	3/20/18	EUR	3,200	(63,114)	(1,538)	(61,576)
Deutsche Bank AG	1.00%	Citibank N.A.	3/20/18	EUR	1,250	(24,654)	(1,205)	(23,449)
Marks & Spencer PLC	1.00%	Credit Suisse International	3/20/18	EUR	1,330	(1,232)	57,859	(59,091)
Republic of Ireland	1.00%	Bank of America N.A.	3/20/18	USD	800	(781)	24,944	(25,725)
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	110,582	310,489	(199,907)
Republic of Ireland	1.00%	Deutsche Bank AG	3/20/18	USD	900	(879)	28,062	(28,941)
AXA SA	1.00%	Barclays Bank PLC	6/20/18	EUR	1,810	(34,412)	44,311	(78,723)
Deutsche Telekom SA	1.00%	Barclays Bank PLC	6/20/18	EUR	90	(2,763)	(595)	(2,168)
AXA SA	1.00%	BNP Paribas S.A.	6/20/18	EUR	925	(17,586)	45,582	(63,168)
iTraxx Europe Series 9 3-6%	5.00%	Citibank N.A.	6/20/18	EUR	3,780	(251,899)	467,712	(719,611)
iTraxx Sub Financials Series 19 Version 1	1.00%	Citibank N.A.	6/20/18	EUR	540	(7,480)	11,332	(18,812)
AXA SA	1.00%	Credit Suisse International	6/20/18	EUR	995	(18,917)	50,028	(68,945)
Finmeccanica SpA	5.00%	Credit Suisse International	6/20/18	EUR	570	(77,997)	(35,836)	(42,161)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Goldman Sachs International	6/20/18	EUR	330	(37,422)	(1,604)	(35,818)
Finmeccanica SpA	5.00%	Goldman Sachs International	6/20/18	EUR	90	(12,315)	(9,852)	(2,463)
Credit Agricole SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(119,718)	(41,718)	(78,000)
Finmeccanica SpA	5.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	1,290	(176,519)	(128,778)	(47,741)
Société Générale SA	3.00%	JPMorgan Chase Bank N.A.	6/20/18	EUR	960	(124,572)	(40,689)	(83,883)
Republic of France	0.25%	Barclays Bank PLC	6/20/18	USD	2,530	22,743	40,623	(17,880)
Republic of France	0.25%	Citibank N.A.	6/20/18	USD	2,740	24,632	49,828	(25,196)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps – buy protection outstanding as of December 31, 2013 were as follows: (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/18	USD	2,735	$24,586	$38,187	$(13,601)
Pernod-Ricard SA	1.00%	Barclays Bank PLC	9/20/18	EUR	100	(2,071)	130	(2,201)
Peugeot SA	5.00%	Barclays Bank PLC	9/20/18	EUR	2,975	(383,688)	100,842	(484,530)
Finmeccanica SpA	5.00%	Barclays Bank PLC	12/20/18	EUR	530	(68,657)	(59,800)	(8,857)
iTraxx Sub Financials Series 20 Version 1	1.00%	Citibank N.A.	12/20/18	EUR	4,050	(35,149)	55,474	(90,623)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Deutsche Bank AG	12/20/18	EUR	270	(31,685)	(19,627)	(12,058)
iTraxx Sub Financials Series 20 Version 1	1.00%	Deutsche Bank AG	12/20/18	EUR	4,000	(34,715)	54,948	(89,663)
CMBX.NA Series 6 AAA	0.50%	Credit Suisse International	5/11/63	USD	1,180	29,772	39,450	(9,678)
CMBX.NA Series 6 AAA	0.50%	Morgan Stanley Capital Services LLC	5/11/63	USD	3,493	88,129	130,388	(42,259)
Total						$(4,294,567)	$5,453,942	$(9,748,509)

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/14	CCC	EUR	590	$(47,788)	$(108,007)	$60,219
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas S.A.	9/20/16	Not Rated	EUR	2,000	(169,565)	(193,693)	24,128
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	Not Rated	EUR	750	(11,095)	(20,681)	9,586
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase Bank N.A.	9/20/16	Not Rated	EUR	2,200	(186,522)	(121,985)	(64,537)
Republic of Italy	1.00%	Citibank N.A.	12/20/16	BBB	USD	4,000	(16,432)	(374,638)	358,206
CDX.NA.IG Series 18 Version 1	1.00%	Citibank N.A.	6/20/17	BBB+	USD	103,800	2,236,247	81,242	2,155,005
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	6/20/17	B-	EUR	1,160	174,205	(67,325)	241,530
Ardagh Packaging Finance PLC	5.00%	Barclays Bank PLC	9/20/17	CCC+	EUR	370	44,325	(28,242)	72,567
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	9/20/17	CCC+	EUR	550	65,887	(43,146)	109,033
E.ON AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	A-	EUR	3,250	92,175	33,460	58,715
Imperial Tobacco Group PLC	1.00%	Deutsche Bank AG	12/20/17	BBB	EUR	1,500	43,281	8,629	34,652
Sunrise Communications Holdings SA	5.00%	Credit Suisse International	12/20/17	B-	EUR	610	93,263	21,897	71,366
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	12/20/17	B-	EUR	282	43,142	7,920	35,222
ThyssenKrupp AG	1.00%	Credit Suisse International	12/20/17	BB	EUR	1,500	(66,100)	(131,101)	65,001
ThyssenKrupp AG	1.00%	Goldman Sachs International	12/20/17	BB	EUR	725	(31,948)	(65,715)	33,767
ThyssenKrupp AG	1.00%	JPMorgan Chase Bank N.A.	12/20/17	BB	EUR	525	(23,135)	(47,587)	24,452
Ardagh Packaging Finance PLC	5.00%	Credit Suisse International	3/20/18	CCC+	EUR	300	33,315	3,048	30,267
Ardagh Packaging Finance PLC	5.00%	Deutsche Bank AG	3/20/18	CCC+	EUR	310	34,426	3,290	31,136
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	EUR	4,500	(57,404)	(235,580)	178,176
Republic of Italy	1.00%	Barclays Bank PLC	3/20/18	BBB	USD	37	(683)	(2,510)	1,827
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	660	132,343	34,860	97,483
Schaeffler Finance BV	5.00%	Barclays Bank PLC	3/20/18	B+	EUR	650	130,338	26,839	103,499
Schaeffler Finance BV	5.00%	Credit Suisse International	3/20/18	B+	EUR	660	132,343	34,860	97,483
Sunrise Communications Holdings SA	5.00%	Citibank N.A.	3/20/18	B-	EUR	480	73,822	17,431	56,391

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows: (continued)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sunrise Communications Holdings SA	5.00%	Goldman Sachs International	3/20/18	B-	EUR	500	$76,899	$20,528	$56,371
Swiss Reinsurance Co. Ltd.	1.00%	Barclays Bank PLC	3/20/18	AA-	EUR	3,200	110,521	5,881	104,640
Swiss Reinsurance Co. Ltd.	1.00%	Citibank N.A.	3/20/18	AA-	EUR	1,250	43,173	1,886	41,287
Tata Motors Finance Ltd.	5.00%	Credit Suisse International	3/20/18	BB	EUR	720	140,039	73,427	66,612
Allianz SE	1.00%	JPMorgan Chase Bank N.A.	6/20/18	AA	EUR	2,110	83,104	(4,966)	88,070
Aviva PLC	1.00%	Barclays Bank PLC	6/20/18	Not Rated	EUR	1,810	31,256	(41,416)	72,672
Aviva PLC	1.00%	BNP Paribas S.A.	6/20/18	Not Rated	EUR	925	15,973	(45,118)	61,091
Aviva PLC	1.00%	Credit Suisse International	6/20/18	Not Rated	EUR	995	17,181	(48,283)	65,464
Deutsche Bank AG	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,260	22,585	(3,796)	26,381
France Telecom SA	1.00%	Barclays Bank PLC	6/20/18	BBB+	EUR	90	1,888	(748)	2,636
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	2,830	39,198	(105,604)	144,802
iTraxx Sub Financials Series 19 Version 1	1.00%	Barclays Bank PLC	6/20/18	A	EUR	1,082	14,986	(21,557)	36,543
iTraxx Sub Financials Series 19 Version 1	1.00%	Deutsche Bank AG	6/20/18	A	EUR	2,570	35,597	(53,363)	88,960
Muenchener Rueckversicherungs AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	Not Rated	EUR	2,110	83,085	16,940	66,145
RWE AG	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	1,190	23,193	12,796	10,397
Solvay SA	1.00%	Credit Suisse International	6/20/18	BBB+	EUR	830	20,528	805	19,723
Techem GmbH	5.00%	Credit Suisse International	6/20/18	B+	EUR	530	76,071	46,263	29,808
Telecom Italia SpA	1.00%	Bank of America N.A.	6/20/18	BB+	EUR	700	(42,147)	(78,937)	36,790
Telecom Italia SpA	1.00%	Barclays Bank PLC	6/20/18	BB+	EUR	350	(21,073)	(43,092)	22,019
Telecom Italia SpA	1.00%	Goldman Sachs International	6/20/18	BB+	EUR	350	(21,073)	(37,828)	16,755
Tesco PLC	1.00%	Goldman Sachs International	6/20/18	BBB+	EUR	1,180	27,524	18,060	9,464
Vinci SA	1.00%	JPMorgan Chase Bank N.A.	6/20/18	BBB+	EUR	830	19,190	1,273	17,917
General Electric Capital Corp.	1.00%	Deutsche Bank AG	9/20/18	AA+	USD	4,250	75,242	(33,898)	109,140
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	9/20/18	A-	USD	7,435	54,416	(140,518)	194,934
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	9/20/18	A-	USD	4,425	32,386	(66,446)	98,832
RWE AG	1.00%	Barclays Bank PLC	9/20/18	BBB+	EUR	100	1,721	104	1,617
Telecom Italia SpA	1.00%	Goldman Sachs International	9/20/18	BB+	EUR	890	(62,178)	(125,846)	63,668
Bayerische Landesbank Gtd.	1.00%	Barclays Bank PLC	12/20/18	Not Rated	EUR	790	4,231	2,508	1,723
CDX.EM Series 20 Version 1	5.00%	Bank of America N.A.	12/20/18	BB+	USD	2,548	263,064	290,583	(27,519)
CDX.EM Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	4,895	505,374	548,522	(43,148)
CDX.EM Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	4,487	463,252	502,803	(39,551)
CDX.EM Series 20 Version 1	5.00%	Barclays Bank PLC	12/20/18	BB+	USD	2,550	263,269	294,389	(31,120)
CNH Industrial NV	5.00%	Bank of America N.A.	12/20/18	BB+	EUR	7	1,465	1,331	134
CNH Industrial NV	5.00%	Bank of America N.A.	12/20/18	BB+	EUR	6	1,256	1,143	113
CNH Industrial NV	5.00%	Citibank N.A.	12/20/18	BB+	EUR	3	628	589	39
CNH Industrial NV	5.00%	Credit Suisse International	12/20/18	BB+	EUR	7	1,466	1,335	131
CNH Industrial NV	5.00%	Credit Suisse International	12/20/18	BB+	EUR	3	628	585	43
CNH Industrial NV	5.00%	Deutsche Bank AG	12/20/18	BB+	EUR	6	1,257	1,144	113
Fiat Industrial Finance Europe SA	5.00%	Barclays Bank PLC	12/20/18	BB+	EUR	5	1,047	949	98
Fiat Industrial Finance Europe SA	5.00%	Credit Suisse International	12/20/18	BB+	EUR	5	1,047	953	94
Fiat Industrial Finance Europe SA	5.00%	Credit Suisse International	12/20/18	BB+	EUR	3	628	571	57

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC credit default swaps – sold protection outstanding as of December 31, 2013 were as follows: (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc.	1.00%	Deutsche Bank AG	12/20/18	A-	USD	11,900	$67,366	$(101,484)	$168,850
Norske Skogindustrier ASA	5.00%	Credit Suisse International	12/20/18	CCC	EUR	130	(75,174)	(66,944)	(8,230)
UniCredit SpA	5.00%	Credit Suisse International	12/20/18	BB+	EUR	5	1,046	951	95
UniCredit SpA	3.00%	Deutsche Bank AG	12/20/18	BBB	EUR	270	28,140	10,824	17,316
Republic of France	0.25%	Barclays Bank PLC	6/20/23	AA	USD	1,550	(92,199)	(113,584)	21,385
Republic of France	0.25%	Citibank N.A.	6/20/23	AA	USD	1,670	(99,337)	(129,239)	29,902
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/23	AA	USD	1,670	(99,337)	(120,087)	20,750
CMBX.NA Series 2 AM	0.50%	Deutsche Bank AG	3/15/49	A-	USD	4,830	(118,703)	(678,685)	559,982
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	920	(54,385)	(89,846)	35,461
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(295,569)	(469,204)	173,635
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	2,320	(137,144)	(229,435)	92,291
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB-	USD	2,000	(136,878)	(294,524)	157,646
Total							$4,114,163	$(2,454,039)	$6,568,202

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaps outstanding as of December 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.43%[1]	1-day Overnight Brazil Interbank Deposit Rate	Barclays Bank PLC	N/A	1/04/16	BRL	40,980	$(31,522)	(3,491)	$(28,031)
11.41%[1]	1-day Overnight Brazil Interbank Deposit Rate	Credit Suisse International	N/A	1/04/16	BRL	11,965	(12,054)	—	(12,054)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	9,510	(500,144)	—	(500,144)
6.36%[1]	28-day Mexican Interbank Rate	Deutsche Bank AG	N/A	10/18/23	MXN	43,590	(120,770)	—	(120,770)
6.75%[1]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A	10/26/23	MXN	31,855	(15,844)	(200)	(15,644)
6.83%[1]	28-day Mexican Interbank Rate	JPMorgan Chase Bank N.A.	N/A	11/03/23	MXN	85,035	323	—	323
Total							$(680,011)	(3,691)	$(676,320)

[1]	Master Portfolio pays the floating rate and receives the fixed rate.
[2]	Master Portfolio pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of December 31, 2013 were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA	3-month EURIBOR minus 0.25%	JPMorgan Chase Bank N.A.	11/08/14	EUR	1,244	$(1,734,228)	$(1,658,869)	$(75,359)
Repsol SA	3-month EURIBOR minus 0.50%	Citibank N.A.	11/12/14	EUR	51	(73,013)	(67,667)	(5,346)
Return on Markit IOS 3.50%, 30-year,fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	USD	2,674	2,795	418	2,377

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

•	OTC total return swaps outstanding as of December 31, 2013 were as follows: (concluded)

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	1,393	$(1,456)	$(9,392)	$7,936
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	2,603	(9,507)	(21,110)	11,603
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	2,786	(2,911)	(16,775)	13,864
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	4,179	4,367	(43,945)	48,312
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	4,179	(4,367)	(24,962)	20,595
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,786	2,911	(36,797)	39,708
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	2,786	2,912	(30,167)	33,079
Return on Markit IOS 3.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	1,393	1,456	(18,398)	19,854
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/43	USD	2,750	2,580	(9,450)	12,030
Return on Markit IOS 3.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/43	USD	2,750	(2,579)	10,333	(12,912)
Total						$(1,811,040)	$(1,926,781)	$115,741

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$582,178,191	$121,738,464	$703,916,655
Common Stocks	—	583,289	—	583,289
Corporate Bonds	—	923,786,366	5,478,600	929,264,966
Floating Rate Loan Interests	—	52,769,279	18,744,716	71,513,995
Foreign Agency Obligations	—	31,539,971	—	31,539,971
Foreign Government Obligations	—	214,044,740	—	214,044,740
Investment Companies	$17,647,200	—	—	17,647,200
Non-Agency Mortgage-Backed Securities	—	530,127,166	35,100,930	565,228,096
Other Interests	—	—	1	1
Preferred Securities	9,766,934	26,892,322	—	36,659,256
Taxable Municipal Bonds	—	10,232,985	—	10,232,985
U.S. Government Sponsored Agency Securities	—	1,632,576,817	—	1,632,576,817
U.S. Treasury Obligations	—	666,730,563	—	666,730,563
Short-Term Securities:
Borrowed Bond Agreements	—	205,097,671	—	205,097,671
Money Market Fund	14,091,577	—	—	14,091,577
Options Purchased:
Credit Contracts	—	1,794	—	1,794
Equity Contracts	127,245	234,154	—	361,399
Foreign Currency Exchange Contracts	—	5,199,740	—	5,199,740
Interest Rate Contracts	1,569,300	1,008,194	—	2,577,494
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(539,658,156)	—	(539,658,156)
Borrowed Bonds	—	(204,129,224)	—	(204,129,224)
Total	$43,202,256	$4,139,215,862	$181,062,711	$4,363,480,829

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$6,782,307	—	$6,782,307
Foreign currency exchange contracts	—	944,079	—	944,079
Interest rate contracts	$3,841,787	725,149	—	4,566,936
Liabilities:
Credit contracts	—	(11,852,715)	—	(11,852,715)
Equity contracts	(18,615)	(80,705)	—	(99,320)
Foreign currency exchange contracts	—	(12,417,099)	—	(12,417,099)
Interest rate contracts	(2,495,060)	(970,335)	—	(3,465,395)
Total	$1,328,112	$(16,869,319)	—	$(15,541,207)

[1]    Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

The carrying amount or face value including accrued interest for certain of the Master Portfolio’s assets and/or liabilities approximates fair value for financial reporting purposes. As of December 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$33,039,662	—	—	$33,039,662
Cash pledged for financial futures contracts	29,000	—	—	29,000
Cash pledged as collateral for OTC derivatives	7,480,042	—	—	7,480,042
Cash pledged for centrally cleared swaps	3,560,000	—	—	3,560,000
Cash pledged as collateral for reverse repurchase agreements	3,850,080	—	—	3,850,080
Liabilities:
Reverse repurchase agreements	—	$(1,100,736,065)	—	(1,100,736,065)
Cash received as collateral for OTC derivatives	—	(2,480,000)	—	(2,480,000)
Total	$47,958,784	$(1,103,216,065)	—	$(1,055,257,281)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2013.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of September 30, 2013	$179,198,390	$7,684,364	$19,411,401	$36,708,955	$1	$243,003,111
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3[1]	(68,239,620)	(7,684,364)	—	(10,874,982)	—	(86,798,966)
Accrued discounts/premiums	(11,472)	1,664	6,259	1,864	—	(1,685)
Net realized gain (loss)	(75,597)	—	3,282	9,569	—	(62,746)
Net change in unrealized appreciation/depreciation[2]	140,172	67,336	124,100	(53,802)	—	277,806
Purchases	27,651,133	5,409,600	—	11,068,000	—	44,128,733
Sales	(16,924,542)	—	(800,326)	(1,758,674)	—	(19,483,542)
Closing Balance, as of December 31, 2013	$121,738,464	$5,478,600	$18,744,716	$35,100,930	$1	$181,062,711

[1]

As of September 30, 2013, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of December 31, 2013, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $86,798,966 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on investments still held as of December 31, 2013 was $168,304.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	DECEMBER 31, 2013	25

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: February 24, 2014